UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class A
Actual	$ 1,000.00	$ 1,007.00	$ 5.14
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.17
Class T
Actual	$ 1,000.00	$ 1,006.20	$ 5.09
HypotheticalA	$ 1,000.00	$ 1,019.79	$ 5.12
Class B
Actual	$ 1,000.00	$ 1,002.50	$ 8.71
HypotheticalA	$ 1,000.00	$ 1,016.16	$ 8.77
Class C
Actual	$ 1,000.00	$ 1,003.20	$ 8.97
HypotheticalA	$ 1,000.00	$ 1,015.91	$ 9.02
Institutional Class
Actual	$ 1,000.00	$ 1,008.10	$ 3.94
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.03%
Class T	1.02%
Class B	1.75%
Class C	1.80%
Institutional Class	.79%

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Holdings as of June 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.3	16.3
Fannie Mae	9.1	11.1
Freddie Mac	5.4	7.8
German Federal Republic	4.4	3.2
Japan Government	2.6	2.5
	36.8
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	7.5	8.1
Financials	4.6	6.4
Energy	4.7	4.1
Telecommunication Services	4.6	4.5
Information Technology	4.1	4.5
Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
U.S. Government and U.S. Government Agency Obligations 29.9%	U.S. Government and U.S. Government Agency Obligations 35.4%
AAA,AA,A 15.7%	AAA,AA,A 14.6%
BBB 5.7%	BBB 5.3%
BB 11.7%	BB 14.1%
B 17.7%	B 17.6%
CCC,CC,C 7.6%	CCC,CC,C 5.9%
Not Rated 1.4%	Not Rated 1.6%
Equities 0.2%	Equities 0.4%
Short-Term Investments and Net Other Assets 10.1%	Short-Term Investments and Net Other Assets 5.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2008*		As of December 31, 2007**
	Preferred Securities 0.8%		Preferred Securities 0.8%
	Corporate Bonds 30.0%		Corporate Bonds 29.5%
	U.S. Government and U.S. Government Agency Obligations 29.9%		U.S. Government and U.S. Government Agency Obligations 35.4%
	Foreign Government & Government Agency Obligations 22.6%		Foreign Government & Government Agency Obligations 18.9%
	Floating Rate Loans 5.4%		Floating Rate Loans 8.7%
	Stocks 0.2%		Stocks 0.4%
	Other Investments 1.0%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets 10.1%		Short-Term Investments and Net Other Assets 5.1%
* Foreign investments	33.3%	** Foreign investments	30.3%
* Swaps	1.4%	** Swaps	4.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 29.8%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 0% 4/15/24		$ 450	$ 497
Spansion, Inc. 2.25% 6/15/16 (g)		4,115	1,441
			1,938
Nonconvertible Bonds - 29.7%
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		2,950	2,419
Visteon Corp. 7% 3/10/14		10,020	5,812
			8,231
Automobiles - 0.2%
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10		450	693
General Motors Corp.:
6.75% 5/1/28		2,080	1,030
7.125% 7/15/13		3,400	2,159
7.2% 1/15/11		2,720	2,094
7.4% 9/1/25		3,925	2,002
8.25% 7/15/23		4,155	2,420
			10,398
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		2,990	2,975
Hotels, Restaurants & Leisure - 1.4%
Cap Cana SA 9.625% 11/3/13 (g)		2,175	1,936
Carrols Corp. 9% 1/15/13		4,095	3,542
Gaylord Entertainment Co.:
6.75% 11/15/14		3,690	3,229
8% 11/15/13		920	876
Mandalay Resort Group 6.5% 7/31/09		1,995	1,973
MGM Mirage, Inc.:
6% 10/1/09		1,050	1,036
6.625% 7/15/15		1,595	1,284
6.75% 9/1/12		6,020	5,358
6.75% 4/1/13		1,020	880
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.875% 4/1/16		$ 1,935	$ 1,558
7.5% 6/1/16		1,965	1,601
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	1,691
OSI Restaurant Partners, Inc. 10% 6/15/15		12,740	8,281
Scientific Games Corp. 6.25% 12/15/12		660	632
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	1,278
Six Flags Operations, Inc. 12.25% 7/15/16 (g)		5,450	5,041
Six Flags, Inc.:
8.875% 2/1/10		8,225	7,156
9.625% 6/1/14		669	371
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,408
Station Casinos, Inc.:
6% 4/1/12		3,615	2,901
6.5% 2/1/14		11,643	6,404
6.625% 3/15/18		11,970	6,344
6.875% 3/1/16		12,803	7,170
7.75% 8/15/16		4,220	3,228
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		3,328	2,979
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	2,638
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,807
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,070	514
9% 1/15/12		575	414
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,337	1,163
			89,693
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (g)		315	324
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		2,785	2,869
			3,193
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	576
Media - 2.7%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,590
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		7,705	8,321
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CanWest Media, Inc. 8% 9/15/12		$ 860	$ 761
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		19,013	14,070
11% 10/1/15		310	226
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		11,055	10,668
10.25% 9/15/10		3,150	3,119
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 10.875% 9/15/14 (g)		4,115	4,238
Clear Channel Communications, Inc.:
4.9% 5/15/15		4,335	2,558
5% 3/15/12		1,160	838
5.5% 9/15/14		5,515	3,309
5.5% 12/15/16		1,155	676
5.75% 1/15/13		3,145	2,119
6.875% 6/15/18		2,165	1,277
7.25% 10/15/27		3,745	2,172
CSC Holdings, Inc.:
6.75% 4/15/12		3,075	2,875
7.625% 7/15/18		4,590	4,223
7.875% 2/15/18		5,714	5,314
EchoStar Communications Corp.:
6.375% 10/1/11		3,705	3,585
6.625% 10/1/14		9,095	8,413
7% 10/1/13		3,800	3,624
7.125% 2/1/16		32,555	30,032
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	1,132
iesy Repository GmbH 10.375% 2/15/15 (g)		1,205	1,157
Lamar Media Corp. 6.625% 8/15/15		13,230	12,436
Liberty Media Corp. 8.5% 7/15/29		6,535	5,845
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	850
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	3,346
10.375% 9/1/14 (g)		9,610	10,187
Sun Media Corp. Canada 7.625% 2/15/13		635	608
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		$ 3,000	$ 2,250
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		21,420	19,278
Videotron Ltd. 6.875% 1/15/14		550	528
			172,628
Multiline Retail - 0.0%
Matahari Finance BV 9.5% 10/6/09		3,170	3,155
Specialty Retail - 0.5%
AutoNation, Inc. 4.7131% 4/15/13 (j)		1,000	855
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		7,565	6,175
Michaels Stores, Inc.:
0% 11/1/16 (e)		445	215
10% 11/1/14		11,185	9,689
11.375% 11/1/16		11,130	8,904
Toys 'R' US, Inc. 7.875% 4/15/13		7,080	5,770
			31,608
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co.:
8.875% 4/1/16		7,535	7,347
9.75% 1/15/15		8,595	9,025
			16,372
TOTAL CONSUMER DISCRETIONARY			338,829
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		150	134
16% 3/27/12 (g)		2,097	1,866
			2,000
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15		3,440	2,253
9.5% 6/15/17		5,710	3,740
			5,993
Food Products - 0.3%
Bertin Ltda. 10.25% 10/5/16 (g)		1,935	2,003
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Gruma SA de CV 7.75%		$ 6,460	$ 6,460
Hines Nurseries, Inc. 10.25% 10/1/11		370	208
Michael Foods, Inc. 8% 11/15/13		420	414
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	819
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		410	363
10.625% 4/1/17		1,015	817
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		3,250	2,698
Smithfield Foods, Inc. 7.75% 7/1/17		2,810	2,389
			16,171
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	228
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	443
TOTAL CONSUMER STAPLES			24,835
ENERGY - 4.1%
Energy Equipment & Services - 0.2%
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,201
Complete Production Services, Inc. 8% 12/15/16		2,530	2,530
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,970	4,074
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,455
			13,260
Oil, Gas & Consumable Fuels - 3.9%
ANR Pipeline, Inc. 7.375% 2/15/24		2,165	2,403
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		4,090	4,264
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	9,321
Berry Petroleum Co. 8.25% 11/1/16		2,930	2,959
Chaparral Energy, Inc.:
8.5% 12/1/15		4,948	4,255
8.875% 2/1/17		3,780	3,270
Chesapeake Energy Corp.:
6.5% 8/15/17		8,855	8,235
6.875% 11/15/20		7,280	6,843
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
7% 8/15/14		$ 865	$ 848
7.5% 6/15/14		850	844
7.625% 7/15/13		17,730	17,819
Colorado Interstate Gas Co. 6.8% 11/15/15		5,320	5,546
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		4,560	4,811
Drummond Co., Inc. 7.375% 2/15/16 (g)		4,000	3,600
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,425
EXCO Resources, Inc. 7.25% 1/15/11		570	559
Forest Oil Corp. 8% 12/15/11		480	492
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	900	1,659
6.605% 2/13/18	EUR	1,200	1,722
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,120
InterNorth, Inc. 9.625% 3/16/06 (c)		935	14
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (g)		2,010	2,028
9.125% 7/2/18 (g)		2,015	2,025
Mariner Energy, Inc. 8% 5/15/17		1,420	1,377
Massey Energy Co. 6.875% 12/15/13		11,040	10,792
OPTI Canada, Inc. 7.875% 12/15/14		5,250	5,198
Peabody Energy Corp.:
7.375% 11/1/16		5,640	5,668
7.875% 11/1/26		5,640	5,640
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	1,008
5.75% 3/1/18 (g)		4,340	4,253
6.625% 6/15/35		2,870	2,823
6.625% 6/15/35 (g)		1,320	1,298
PetroHawk Energy Corp.:
7.875% 6/1/15 (g)		8,045	7,864
9.125% 7/15/13		10,710	10,951
Petroleos de Venezuela SA:
5.25% 4/12/17		39,260	27,286
5.375% 4/12/27		14,665	8,689
Petroleum Development Corp. 12% 2/15/18		4,390	4,653
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		4,804	4,792
8.22% 4/1/17 (g)		8,018	8,299
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp. 7.375% 7/15/13		$ 2,190	$ 2,206
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (g)		4,370	4,457
Ship Finance International Ltd. 8.5% 12/15/13		7,015	7,138
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,482
Southwestern Energy Co. 7.5% 2/1/18 (g)		2,460	2,485
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,220	1,183
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	536
7.5% 4/1/17		7,600	8,008
7.625% 4/1/37		1,035	1,077
8.375% 6/15/32		1,155	1,316
TNK-BP Finance SA:
6.125% 3/20/12		4,550	4,283
6.875% 7/18/11 (g)		4,675	4,558
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	340
8.875% 7/15/12		1,455	1,601
Venoco, Inc. 8.75% 12/15/11		3,260	3,179
W&T Offshore, Inc. 8.25% 6/15/14 (g)		5,300	5,115
YPF SA 10% 11/2/28		5,635	5,712
			251,329
TOTAL ENERGY			264,589
FINANCIALS - 4.1%
Capital Markets - 0.1%
Bear Stearns Companies, Inc. 5.208% 9/26/13 (j)	EUR	1,500	2,180
Goldman Sachs Group, Inc. 6.375% 5/2/18	EUR	1,000	1,528
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	800	1,091
Royal Bank of Scotland PLC 5.331% (j)	EUR	800	1,044
VTB Capital SA 8.25% 6/30/11	EUR	1,000	1,572
			7,415
Commercial Banks - 1.4%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	1,250	2,434
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	1,300	1,826
Bancaja Emisiones SA 4.625% (j)	EUR	1,725	1,769
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Banco de Credito Del Peru 7.17% 10/15/22 (g)(j)	PEN	9,318	$ 2,990
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (j)	EUR	1,150	1,651
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (j)	EUR	1,300	1,809
Caja Madrid SA 5.034% 10/17/16 (j)	EUR	1,500	2,234
Credit Agricole SA:
4.975% 9/30/08 (j)	EUR	1,000	1,574
6% 6/24/13	EUR	1,750	2,747
Development Bank of Philippines 8.375% (j)		6,055	6,055
DnB Nor ASA 5.875% 6/20/13	EUR	1,000	1,461
DnB NOR Bank ASA 3.4186% 8/11/09 (j)	CAD	1,500	1,474
EFG Hellas Funding Ltd. 4.565% (j)	EUR	1,250	1,433
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		13,335	12,935
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,685	1,691
Export-Import Bank of India 1.4225% 6/7/12 (j)	JPY	320,000	3,002
HBOS Treasury Services PLC 3.6143% 1/19/10 (j)	CAD	1,500	1,474
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		4,210	4,178
Intesa Sanpaolo SpA 6.375% 11/12/17 (j)	GBP	1,500	2,842
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	5,491
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		7,810	7,814
National Australia Bank Ltd. 5.5% 5/20/15	EUR	1,000	1,515
Natixis SA 5.087% 1/26/17 (j)	EUR	1,100	1,586
Royal Bank of Scotland Group PLC 5.25% 5/15/13	EUR	1,500	2,264
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,250	1,891
St. George Bank Ltd. 6.5% 6/24/13	EUR	1,550	2,409
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	385	539
5.255% 3/28/18 (j)	EUR	1,250	1,780
Sumitomo Mitsui Banking Corp. 1.7263% (j)	JPY	100,000	942
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		6,195	6,257
			88,067
Consumer Finance - 0.5%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,420	1,065
Ford Motor Credit Co. LLC:
7.25% 10/25/11		4,350	3,371
7.8% 6/1/12		1,450	1,131
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
9.875% 8/10/11		$ 7,610	$ 6,412
12% 5/15/15		3,390	2,992
GE Capital European Funding 4.75% 9/28/12	EUR	2,050	3,118
General Motors Acceptance Corp.:
6.875% 8/28/12		3,380	2,315
7% 2/1/12		5,870	4,080
7.25% 3/2/11		1,450	1,066
GMAC LLC:
6% 4/1/11		4,980	3,535
6% 12/15/11		1,435	976
6.625% 5/15/12		2,180	1,444
SLM Corp.:
5.158% 12/15/10 (j)	EUR	1,100	1,515
5.288% 6/17/13 (j)	EUR	620	797
			33,817
Diversified Financial Services - 0.8%
Banca Italease SpA 5.505% 6/28/16 (j)	EUR	1,500	2,076
BAT International Finance PLC 5.375% 6/29/17	EUR	900	1,306
Broadgate PLC 6.8019% 10/5/25 (j)	GBP	835	1,299
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		5,610	5,105
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,250	1,671
Deutsche Boerse AG 7.5% 6/13/38 (j)	EUR	1,300	2,008
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	164	302
8.151% 12/31/30	GBP	370	715
FireKeepers Development Authority 13.875% 5/1/15 (g)		1,600	1,560
Getin Finance PLC 6.857% 5/13/09 (j)	EUR	650	999
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,015
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,450	1,943
Imperial Tobacco Finance 5.5% 11/22/16	GBP	950	1,607
NCO Group, Inc. 11.875% 11/15/14		2,930	2,432
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		17,000	17,213
Pakistan International Sukuk Co. Ltd. 5.35% 1/27/10 (j)		3,410	3,171
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	26,200	$ 1,099
Sedna Finance Corp. 5.708% 3/15/16 (j)	EUR	1,150	140
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	1,400	2,065
UT2 Funding PLC 5.321% 6/30/16	EUR	2,570	3,008
			51,734
Insurance - 0.2%
Corporacion Mapfre SA 5.921% 7/24/37 (j)	EUR	1,800	2,433
Eureko BV 5.125% (j)	EUR	1,500	1,985
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (j)	EUR	1,200	1,612
Groupama SA 6.298% (j)	EUR	850	1,116
Novae Group PLC 8.375% 4/27/17 (j)	GBP	450	788
Old Mutual PLC 4.5% 1/18/17 (j)	EUR	1,000	1,385
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	800	1,144
			10,463
Real Estate Investment Trusts - 0.2%
BF Saul REIT 7.5% 3/1/14		3,400	2,992
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,640	5,760
Senior Housing Properties Trust 7.875% 4/15/15		6,211	6,227
			14,979
Real Estate Management & Development - 0.6%
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		2,785	2,005
Realogy Corp.:
10.5% 4/15/14		29,415	20,296
11% 4/15/14 pay-in-kind		17,145	9,862
12.375% 4/15/15		8,605	4,216
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,716
			38,095
Thrifts & Mortgage Finance - 0.3%
Credit Logement SA:
4.604% (j)	EUR	1,000	1,416
5.558% 12/2/49 (j)	EUR	2,000	2,837
Nationwide Building Society 3.375% 8/17/15 (j)	EUR	1,600	2,281
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital LLC:
8.5% 5/15/10 (g)		$ 6,188	$ 5,198
9.625% 5/15/15 (g)		14,244	6,837
			18,569
TOTAL FINANCIALS			263,139
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.2%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		6,840	6,926
Invacare Corp. 9.75% 2/15/15		1,530	1,522
			8,448
Health Care Providers & Services - 1.2%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind		11,685	10,341
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,523
DASA Finance Corp. 8.75% 5/29/18 (g)		2,325	2,308
DaVita, Inc. 6.625% 3/15/13		5,230	5,034
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,033
HCA, Inc.:
9.125% 11/15/14		12,275	12,521
9.25% 11/15/16		11,640	11,989
9.625% 11/15/16 pay-in-kind		1,155	1,190
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,240
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,862
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	310
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,131
Tenet Healthcare Corp.:
9.25% 2/1/15		1,512	1,482
9.875% 7/1/14		12,685	12,669
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,300
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)		585	503
Vanguard Health Holding Co. II LLC 9% 10/1/14		7,675	7,848
			78,284
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,788
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		$ 1,585	$ 1,553
Leiner Health Products, Inc. 11% 6/1/12 (c)		1,885	94
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,940	2,802
			4,449
TOTAL HEALTH CARE			92,969
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		800	552
Hexcel Corp. 6.75% 2/1/15		2,350	2,280
Orbimage Holdings, Inc. 14.2175% 7/1/12 (j)		1,720	1,793
			4,625
Airlines - 0.2%
Continental Airlines, Inc. 6.903% 4/19/22		820	617
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	205
10% 8/15/08 (a)		1,255	16
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		9,908	8,273
8.021% 8/10/22		4,736	3,552
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	38
Northwest Airlines, Inc.:
7.875% 3/15/49 (a)		1,365	27
8.875% 6/1/06 (a)		1,355	14
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,295	1,819
8.028% 11/1/17		1,080	864
			15,425
Building Products - 0.3%
Compagnie de St. Gobain 4.994% 4/11/12 (j)	EUR	1,250	1,882
Nortek, Inc.:
8.5% 9/1/14		11,485	7,465
10% 12/1/13 (g)		4,320	4,082
NTK Holdings, Inc. 0% 3/1/14 (e)		6,210	2,763
			16,192
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		$ 160	$ 146
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	1,939
Allied Waste North America, Inc.:
6.5% 11/15/10		830	830
7.125% 5/15/16		5,645	5,631
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		3,085	2,900
9.25% 5/1/21		680	680
Cenveo Corp. 10.5% 8/15/16 (g)		2,795	2,795
FTI Consulting, Inc.:
7.625% 6/15/13		720	742
7.75% 10/1/16		1,390	1,425
Mac-Gray Corp. 7.625% 8/15/15		680	649
Rental Service Corp. 9.5% 12/1/14		3,940	3,329
West Corp. 9.5% 10/15/14		8,620	7,758
			28,824
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,250
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,250	1,705
			2,955
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12		1,040	957
General Cable Corp. 7.125% 4/1/17		680	646
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	855
SGL Carbon AG 6.106% 5/15/15 (j)	EUR	1,500	2,161
			4,619
Industrial Conglomerates - 0.3%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,500	3,406
Sequa Corp.:
11.75% 12/1/15 (g)		10,805	9,454
13.5% 12/1/15 pay-in-kind (g)		3,600	3,237
Siemens Financieringsmaatschappij NV:
5.375% 6/11/14	EUR	775	1,192
6.125% 9/14/66 (j)	GBP	1,075	1,902
			19,191
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,183
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc. 7.125% 3/1/28		$ 2,250	$ 2,143
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		1,341	1,254
9.5% 8/1/14		6,310	6,058
11.75% 8/1/16		2,905	2,782
			13,420
Marine - 0.2%
CMA CGM SA 5.5% 5/16/12 (Reg. S)	EUR	2,625	3,434
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,460	4,460
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		1,795	1,696
US Shipping Partners LP 13% 8/15/14		3,185	1,911
			11,501
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,645
7.625% 12/1/13		1,700	1,666
Kansas City Southern Railway Co. 7.5% 6/15/09		3,165	3,189
TFM SA de CV 9.375% 5/1/12		6,450	6,756
			13,256
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,650	2,506
Penhall International Corp. 12% 8/1/14 (g)		1,515	1,121
VWR Funding, Inc. 10.25% 7/15/15		4,270	3,992
			7,619
TOTAL INDUSTRIALS			137,627
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.7%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		6,290	6,361
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	15,038
6.5% 1/15/28		6,570	4,928
Nortel Networks Corp.:
6.9631% 7/15/11 (j)		3,760	3,572
10.125% 7/15/13		3,730	3,767
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp.: - continued
10.75% 7/15/16		$ 3,760	$ 3,798
10.75% 7/15/16 (g)		5,170	5,222
			42,686
Electronic Equipment & Instruments - 0.2%
NXP BV 9.5% 10/15/15		9,290	8,082
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (g)		5,665	5,552
			13,634
IT Services - 0.6%
Ceridian Corp.:
11.25% 11/15/15 (g)		3,710	3,367
12.25% 11/15/15 pay-in-kind (g)		3,375	3,063
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,243
7.75% 1/15/15		4,830	4,806
8.25% 7/1/11		535	534
8.625% 4/1/13		2,900	2,915
8.75% 7/15/18		5,160	5,315
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	5,333
Unisys Corp.:
8% 10/15/12		875	753
12.5% 1/15/16		3,030	3,030
			39,359
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		4,585	4,493
Xerox Corp.:
6.4% 3/15/16		8,000	8,121
7.625% 6/15/13		12,010	12,370
			24,984
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology, Inc. 9.25% 6/1/16		10,440	9,892
ASML Holding NV 5.75% 6/13/17	EUR	2,900	3,809
Avago Technologies Finance Ltd.:
8.1819% 6/1/13 (j)		902	900
11.875% 12/1/15		8,455	9,131
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
8.875% 12/15/14		$ 28,335	$ 22,810
9.125% 12/15/14 pay-in-kind		26,855	20,611
10.125% 12/15/16		6,030	4,583
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.0263% 12/15/11 (j)		735	507
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,365
Spansion LLC 11.25% 1/15/16 (g)		3,870	2,399
Viasystems, Inc. 10.5% 1/15/11		4,065	3,984
			79,991
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	705
TOTAL INFORMATION TECHNOLOGY			201,359
MATERIALS - 3.0%
Chemicals - 0.9%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	4,137
Bayer AG 4.842% 4/10/10 (j)	EUR	1,250	1,952
Georgia Gulf Corp.:
7.125% 12/15/13		1,280	960
9.5% 10/15/14		5,515	4,191
Huntsman LLC 11.625% 10/15/10		466	485
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		6,095	6,065
MacDermid, Inc. 9.5% 4/15/17 (g)		500	445
Momentive Performance Materials, Inc.:
9.75% 12/1/14		26,260	22,518
10.125% 12/1/14 pay-in-kind		5,055	4,189
11.5% 12/1/16		16,205	12,154
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		1,600	1,612
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12		1,990	1,622
			60,330
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		640	550
Berry Plastics Holding Corp.:
8.875% 9/15/14		5,340	4,592
10.25% 3/1/16		4,055	2,960
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
BWAY Corp. 10% 10/15/10		$ 1,175	$ 1,175
Constar International, Inc. 11% 12/1/12		2,530	1,480
Crown Cork & Seal, Inc.:
7.375% 12/15/26		355	319
7.5% 12/15/96		3,685	2,644
8% 4/15/23		2,980	2,600
Crown European Holdings SA 6.25% 9/1/11	EUR	2,100	3,088
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	891
8.25% 5/15/13		3,390	3,492
Tekni-Plex, Inc. 10.875% 8/15/12		980	1,005
Vitro SAB de CV:
8.625% 2/1/12		10,395	9,407
9.125% 2/1/17		2,210	1,735
			35,938
Metals & Mining - 1.3%
Aleris International, Inc. 9% 12/15/14		2,790	2,222
CAP SA 7.375% 9/15/36 (g)		970	933
Compass Minerals International, Inc. 12% 6/1/13		752	775
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		5,830	6,646
Evraz Group SA:
8.25% 11/10/15 (Reg. S)		2,215	2,146
8.875% 4/24/13 (g)		6,415	6,383
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,805	4,205
10.625% 9/1/16 (g)		8,945	10,466
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (j)		2,055	2,055
6.875% 2/1/14		4,200	4,295
8.25% 4/1/15		8,780	9,142
8.375% 4/1/17		11,870	12,538
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,391
Gerdau SA 8.875% (g)		2,590	2,713
International Steel Group, Inc. 6.5% 4/15/14		10,550	10,819
Ispat Inland ULC 9.75% 4/1/14		932	996
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
PNA Intermediate Holding Corp. 9.6756% 2/15/13 pay-in-kind (j)		$ 1,680	$ 1,672
RathGibson, Inc. 11.25% 2/15/14		5,905	5,654
			85,051
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		7,070	7,565
Glatfelter 7.125% 5/1/16		550	534
NewPage Corp. 9.1228% 5/1/12 (j)		1,770	1,770
Solo Cup Co. 8.5% 2/15/14		2,140	1,905
			11,774
TOTAL MATERIALS			193,093
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.5%
Citizens Communications Co.:
7.875% 1/15/27		6,530	5,746
9% 8/15/31		7,395	6,619
Embarq Corp.:
7.082% 6/1/16		1,116	1,060
7.995% 6/1/36		8,910	8,429
Indosat Finance Co. BV 7.75% 11/5/10		3,070	3,101
Intelsat Bermuda Ltd. 7.5344% 2/4/17 (f)(g)		18,242	14,776
Intelsat Ltd.:
9.25% 6/15/16		5,045	5,045
11.25% 6/15/16		16,840	17,093
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		5,425	5,235
Qwest Corp. 7.5% 10/1/14		760	732
Sprint Capital Corp.:
6.875% 11/15/28		3,315	2,760
8.75% 3/15/32		9,485	9,034
Telecom Egypt SAE 9.672% 2/4/10 (j)	EGP	2,139	400
U.S. West Communications:
6.875% 9/15/33		9,883	8,153
7.25% 10/15/35		580	492
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		7,315	7,608
			96,283
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.6%
American Tower Corp. 7.125% 10/15/12		$ 10,745	$ 10,906
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		6,050	6,141
Cricket Communications, Inc.:
9.375% 11/1/14		6,460	6,266
10% 7/15/15 (g)		4,325	4,260
10.875% 11/1/14		2,545	2,469
Digicel Group Ltd.:
8.875% 1/15/15 (g)		4,705	4,423
9.125% 1/15/15 pay-in-kind (g)		5,465	5,151
9.25% 9/1/12 (g)		1,880	1,922
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		18,760	18,502
11.5% 6/15/16 (g)		670	677
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (g)		3,655	3,554
8.875% 1/15/15 (g)		11,555	11,252
MetroPCS Wireless, Inc. 9.25% 11/1/14		12,930	12,445
Millicom International Cellular SA 10% 12/1/13		16,540	17,532
Nextel Communications, Inc.:
5.95% 3/15/14		16,705	13,406
7.375% 8/1/15		20,880	17,330
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		8,140	6,512
Telecom Personal SA 9.25% 12/22/10 (g)		14,370	14,478
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		6,540	6,442
			163,668
TOTAL TELECOMMUNICATION SERVICES			259,951
UTILITIES - 2.0%
Electric Utilities - 0.9%
AES Gener SA 7.5% 3/25/14		3,410	3,598
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,255	3,694
Edison Mission Energy:
7.5% 6/15/13		13,680	13,612
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Edison Mission Energy: - continued
7.75% 6/15/16		$ 4,965	$ 5,002
Energy Future Holdings:
10.875% 11/1/17 (g)		5,420	5,474
11.25% 11/1/17 pay-in-kind (g)		7,780	7,722
Intergen NV 9% 6/30/17 (g)		7,670	7,900
Majapahit Holding BV 7.75% 10/17/16		2,720	2,502
National Power Corp. 6.875% 11/2/16 (g)		5,930	5,678
			55,182
Gas Utilities - 0.5%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		5,020	4,355
6.875% 11/4/11 (Reg. S)		6,585	6,371
Southern Gas Networks PLC 6.375% 5/15/40	GBP	700	1,376
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,552
8% 3/1/32		4,170	4,595
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		10,650	8,147
			32,396
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 10/15/15		10,145	9,942
8% 10/15/17		13,560	13,289
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		2,500	63
6.4% 7/15/06 (c)		9,815	147
6.625% 11/15/05 (c)		2,200	33
6.725% 11/17/08 (c)(j)		684	5
6.75% 8/1/09 (c)		550	8
6.875% 10/15/07 (c)		1,330	20
6.95% 7/15/28 (c)		1,204	9
7.125% 5/15/07 (c)		235	4
7.375% 5/15/19 (c)		1,400	21
7.875% 6/15/03 (c)		235	4
9.125% 4/1/03 (c)		50	1
9.875% 6/5/03 (c)		4,720	71
NRG Energy, Inc.:
7.25% 2/1/14		5,370	5,155
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.: - continued
7.375% 2/1/16		$ 1,200	$ 1,140
Reliant Energy, Inc.:
7.625% 6/15/14		4,630	4,526
7.875% 6/15/17		3,680	3,588
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,065	996
			39,022
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co. PJSC 4.375% 10/28/13	EUR	1,000	1,415
Aquila, Inc. 14.875% 7/1/12		1,615	1,873
Utilicorp United, Inc. 9.95% 2/1/11 (j)		39	41
			3,329
TOTAL UTILITIES			129,929
TOTAL NONCONVERTIBLE BONDS			1,906,320
TOTAL CORPORATE BONDS (Cost $2,002,516)			1,908,258
U.S. Government and Government Agency Obligations - 20.3%

U.S. Government Agency Obligations - 5.0%
Fannie Mae:
2.5% 4/9/10		3,580	3,543
3% 7/12/10		15,000	14,932
3.25% 2/10/10		37,409	37,538
3.25% 4/9/13		10,500	10,104
3.375% 5/19/11		12,116	12,056
3.625% 2/12/13		37,185	36,444
3.875% 12/10/09		59,500	60,226
4.75% 11/19/12		15,800	16,253
4.875% 5/18/12		8,000	8,271
6% 5/15/11		13,795	14,690
6.625% 9/15/09		15,115	15,771
Freddie Mac:
3.5% 5/29/13		67,380	65,472
3.875% 6/29/11		14,554	14,667
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - continued
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		$ 4,750	$ 5,096
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,562
5.685% 5/15/12		1,285	1,363
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		802	804
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			318,792
U.S. Treasury Obligations - 15.3%
U.S. Treasury Bonds:
4.375% 2/15/38		14,500	14,133
6.125% 8/15/29		120,150	144,922
6.25% 8/15/23		61,500	73,171
U.S. Treasury Notes:
1.75% 3/31/10		118,160	116,637
2.125% 1/31/10		31,400	31,238
2.125% 4/30/10		75,853	75,302
2.625% 5/31/10 (h)		49,595	49,630
2.75% 2/28/13		182,976	178,611
3.875% 5/15/18		2,000	1,983
4.25% 11/15/17		83,000	84,783
4.75% 8/15/17		162,002	171,621
5.125% 5/15/16		39,190	42,729
TOTAL U.S. TREASURY OBLIGATIONS			984,760
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,310,403)			1,303,552
U.S. Government Agency - Mortgage Securities - 6.7%

Fannie Mae - 4.1%
3.605% 9/1/33 (j)		593	601
3.707% 6/1/33 (j)		1,673	1,677
3.817% 6/1/33 (j)		1,873	1,874
3.893% 5/1/33 (j)		569	570
3.912% 5/1/34 (j)		1,001	1,011
3.915% 5/1/34 (j)		750	756
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000)(d)	Value (000s)
Fannie Mae - continued
3.918% 9/1/33 (j)		$ 1,828	$ 1,852
3.948% 8/1/33 (j)		754	764
3.979% 9/1/33 (j)		1,062	1,071
4% 9/1/13 to 5/1/20		4,397	4,252
4.023% 3/1/34 (j)		3,744	3,792
4.108% 4/1/34 (j)		2,317	2,336
4.113% 5/1/34 (j)		1,857	1,876
4.154% 9/1/33 (j)		1,209	1,222
4.209% 11/1/34 (j)		1,860	1,883
4.296% 6/1/33 (j)		1,754	1,771
4.341% 10/1/19 (j)		216	218
4.376% 1/1/34 (j)		2,333	2,357
4.389% 8/1/33 (j)		793	799
4.393% 10/1/33 (j)		929	930
4.416% 1/1/34 (j)		966	971
4.428% 11/1/33 (j)		230	232
4.457% 8/1/35 (j)		2,859	2,889
4.478% 12/1/34 (j)		106	107
4.492% 1/1/35 (j)		1,040	1,053
4.492% 3/1/35 (j)		4,855	4,916
4.5% 3/1/18 to 11/1/19		10,471	10,323
4.548% 5/1/35 (j)		2,102	2,126
4.571% 1/1/35 (j)		1,798	1,822
4.587% 5/1/35 (j)		2,208	2,214
4.648% 10/1/34 (j)		622	629
4.651% 8/1/35 (j)		2,081	2,135
4.659% 6/1/35 (j)		630	630
4.681% 8/1/35 (j)		940	955
4.696% 2/1/35 (j)		1,296	1,316
4.7% 2/1/35 (j)		2,863	2,899
4.707% 2/1/36 (j)		2,451	2,488
4.724% 8/1/34 (j)		2,917	2,944
4.732% 12/1/35 (j)		6,664	6,759
4.749% 5/1/35 (j)		308	309
4.75% 7/1/35 (j)		671	676
4.757% 1/1/35 (j)		950	960
4.767% 7/1/35 (j)		685	691
4.775% 12/1/35 (j)		676	685
4.776% 3/1/35 (j)		1,141	1,149
4.785% 7/1/35 (j)		892	900
4.811% 6/1/35 (j)		1,211	1,220
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
4.818% 9/1/34 (j)		$ 799	$ 810
4.829% 1/1/35 (j)		665	674
4.835% 10/1/34 (j)		1,769	1,792
4.851% 4/1/35 (j)		1,777	1,808
4.851% 7/1/35 (j)		1,190	1,201
4.852% 7/1/34 (j)		872	884
4.86% 10/1/35 (j)		256	259
4.88% 5/1/35 (j)		315	318
4.889% 11/1/35 (j)		1,898	1,921
4.905% 3/1/33 (j)		528	535
4.929% 8/1/34 (j)		1,719	1,742
4.942% 8/1/34 (j)		950	963
4.952% 5/1/35 (j)		1,168	1,171
4.954% 3/1/35 (j)		1,036	1,045
4.985% 2/1/35 (j)		1,127	1,143
4.992% 2/1/34 (j)		1,485	1,499
5% 1/1/14 to 5/1/23		13,969	14,008
5% 7/17/23 (h)(i)		2,000	1,979
5% 7/17/23 (h)(i)		3,000	2,968
5.004% 5/1/35 (j)		2,566	2,592
5.019% 12/1/32 (j)		1,470	1,493
5.041% 10/1/35 (j)		1,191	1,206
5.082% 7/1/34 (j)		332	337
5.099% 10/1/35 (j)		710	719
5.131% 10/1/35 (j)		770	779
5.135% 8/1/34 (j)		1,236	1,258
5.168% 3/1/36 (j)		2,423	2,457
5.204% 7/1/35 (j)		2,962	3,001
5.228% 5/1/35 (j)		929	941
5.267% 12/1/36 (j)		474	483
5.271% 7/1/35 (j)		5,426	5,496
5.301% 3/1/36 (j)		6,359	6,459
5.318% 4/1/36 (j)		876	907
5.319% 2/1/36 (j)		148	150
5.336% 7/1/35 (j)		394	400
5.336% 1/1/36 (j)		2,079	2,116
5.355% 2/1/36 (j)		1,449	1,475
5.358% 2/1/37 (j)		525	537
5.364% 3/1/37 (j)		6,650	6,797
5.39% 2/1/37 (j)		2,648	2,700
5.448% 2/1/37 (j)		3,581	3,666
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
5.5% 5/1/11 to 6/1/20		$ 31,432	$ 31,932
5.502% 6/1/47 (j)		411	420
5.523% 11/1/36 (j)		808	825
5.601% 4/1/37 (j)		2,136	2,184
5.611% 2/1/36 (j)		614	626
5.639% 4/1/36 (j)		2,447	2,498
5.66% 6/1/36 (j)		1,436	1,464
5.787% 5/1/36 (j)		540	550
5.791% 3/1/36 (j)		5,043	5,151
5.802% 1/1/36 (j)		342	348
5.822% 5/1/36 (j)		3,711	3,791
5.859% 9/1/36 (j)		992	1,013
5.863% 6/1/35 (j)		2,227	2,268
5.897% 12/1/36 (j)		903	926
5.906% 5/1/36 (j)		1,697	1,735
5.947% 5/1/36 (j)		607	623
6% 5/1/12 to 6/1/30		17,074	17,496
6.009% 4/1/36 (j)		9,901	10,139
6.095% 3/1/37 (j)		1,060	1,090
6.167% 4/1/36 (j)		1,052	1,079
6.226% 3/1/37 (j)		330	338
6.251% 6/1/36 (j)		158	161
6.5% 12/1/12 to 9/1/32		4,546	4,723
7% 9/1/25		4	4
7.5% 1/1/28 to 5/1/37		852	901
TOTAL FANNIE MAE			260,584
Freddie Mac - 2.6%
3.431% 7/1/33 (j)		1,539	1,546
4% 5/1/19 to 11/1/20		4,830	4,625
4.006% 4/1/34 (j)		3,231	3,243
4.12% 7/1/35 (j)		1,324	1,341
4.217% 1/1/35 (j)		2,611	2,651
4.426% 5/1/33 (j)		2,093	2,097
4.5% 2/1/18 to 8/1/33		5,924	5,806
4.58% 6/1/33 (j)		751	748
4.683% 5/1/35 (j)		1,678	1,669
4.697% 9/1/36 (j)		630	638
4.786% 2/1/36 (j)		254	256
4.79% 3/1/35 (j)		585	590
4.858% 10/1/35 (j)		1,087	1,107
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
4.974% 10/1/36 (j)		$ 1,203	$ 1,233
5% 3/1/18 to 7/1/19		18,860	18,891
5.022% 4/1/35 (j)		103	104
5.023% 1/1/37 (j)		4,927	4,969
5.025% 4/1/35 (j)		2,212	2,231
5.027% 7/1/35 (j)		3,207	3,253
5.115% 4/1/35 (j)		2,141	2,185
5.126% 7/1/35 (j)		838	847
5.276% 2/1/36 (j)		59	59
5.309% 12/1/33 (j)		1,748	1,759
5.332% 9/1/35 (j)		596	602
5.406% 3/1/37 (j)		328	333
5.485% 1/1/36 (j)		778	790
5.5% 8/1/14 to 6/1/20		34,127	34,609
5.548% 4/1/37 (j)		457	466
5.592% 3/1/36 (j)		4,122	4,188
5.748% 5/1/37 (j)		4,529	4,607
5.749% 10/1/35 (j)		278	282
5.759% 1/1/36 (j)		350	356
5.782% 3/1/37 (j)		2,204	2,245
5.799% 6/1/37 (j)		1,581	1,611
5.802% 4/1/37 (j)		2,059	2,094
5.817% 5/1/37 (j)		2,551	2,596
5.825% 5/1/37 (j)		347	354
5.829% 5/1/37 (j)		714	726
5.941% 4/1/36 (j)		7,174	7,323
6% 7/1/16 to 2/1/19		8,258	8,519
6.021% 6/1/36 (j)		758	774
6.136% 6/1/37 (j)		409	419
6.141% 2/1/37 (j)		644	658
6.143% 1/1/37 (j)		1,752	1,787
6.154% 12/1/36 (j)		4,548	4,656
6.191% 7/1/36 (j)		4,607	4,723
6.224% 5/1/36 (j)		639	655
6.273% 12/1/36 (j)		1,392	1,428
6.378% 7/1/36 (j)		742	762
6.417% 6/1/37 (j)		169	174
6.484% 9/1/36 (j)		3,512	3,613
6.5% 10/1/10 to 3/1/36		13,277	13,795
6.656% 8/1/37 (j)		1,182	1,220
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
7.581% 4/1/37 (j)		$ 180	$ 186
8.5% 3/1/20		10	11
TOTAL FREDDIE MAC			168,410
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		6	6
6.5% 4/15/26 to 5/15/26		42	44
7% 9/15/25 to 8/15/31		66	70
7.5% 2/15/22 to 8/15/28		123	132
8% 9/15/26 to 12/15/26		23	25
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			277
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $423,925)			429,271
Asset-Backed Securities - 0.4%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 5.335% 5/25/16 (j)	EUR	500	700
Series 2007-1:
Class B, 5.228% 3/25/17 (j)	EUR	1,100	1,623
Class C, 5.408% 3/25/17 (j)	EUR	800	1,139
Auto ABS Compartiment Series 2006-1 Class B, 5.079% 7/25/17 (j)	EUR	1,000	1,408
Clock Finance BV Series 2007-1:
Class B2, 5.027% 2/25/15 (j)	EUR	700	960
Class C2, 5.027% 2/25/15 (j)	EUR	400	510
FCC SPARC Series 2007-1 Class D, 6.817% 7/15/10 (j)	EUR	500	786
Geldilux Ltd. Series 2007-TS Class C, 5.214% 9/8/14 (j)	EUR	400	540
GLS Ltd. Series 2006-1 Class C, 5.427% 7/15/14 (j)	EUR	500	747
Greene King Finance PLC Series A1, 6.335% 6/15/31 (j)	GBP	1,000	1,759
Lambda Finance BV Series 2005-1X Class C1, 6.46% 11/15/29 (j)	GBP	500	841
Leek Finance PLC:
Series 17X Class A2A, 6.0919% 12/21/37 (j)	GBP	300	567
Series 18X Class BC, 5.361% 9/21/38 (j)	EUR	600	759
Asset-Backed Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 5.148% 1/30/40 (j)	EUR	400	$ 582
Class D, 5.348% 1/30/40 (j)	EUR	550	787
Prime Bricks Series 2007-1:
Class B, 5.148% 1/30/40 (j)	EUR	550	803
Class C, 5.438% 1/30/40 (j)	EUR	450	643
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.637% 3/10/17 (j)	EUR	1,000	1,290
Provide Bricks Series 2007-1 Class B, 4.738% 1/30/40 (j)	EUR	1,400	2,078
Sedna Finance Corp. 5.581% 12/23/14 (j)	EUR	500	61
Southern Gas Networks PLC Class A1, 5.024% 10/21/10 (j)	EUR	1,050	1,633
Stichting Mars Series 2006 Class C, 5.167% 8/28/14 (j)	EUR	1,000	1,323
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	100
Volkswagen Car Lease Series 9 Class B, 4.624% 4/21/12 (Reg. S) (j)	EUR	341	528
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.7775% 10/25/45 (j)	GBP	526	840
TOTAL ASSET-BACKED SECURITIES (Cost $22,530)			23,007
Collateralized Mortgage Obligations - 3.1%

Private Sponsor - 0.2%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 5.13% 2/17/52 (j)	EUR	800	1,107
Series 2006-1X Class 2C, 5.21% 2/17/52 (j)	EUR	950	1,480
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 5.174% 4/12/56 (j)	EUR	650	875
EPIC PLC Series BROD Class D, 5.274% 1/22/16 (j)	EUR	297	411
Holmes Financing No. 8 PLC floater Series 3 Class C, 5.597% 7/15/40 (j)	EUR	333	519
RMAC PLC Series 2005-NS4X Class M2A, 6.48% 12/12/43 (j)	GBP	1,541	2,817
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 6.22% 6/12/44 (j)	GBP	1,250	2,032
Shield BV Series 1 Class C, 5.174% 1/20/14 (j)	EUR	1,500	2,192
TOTAL PRIVATE SPONSOR			11,433
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - 2.9%
Fannie Mae:
floater Series 2007-95 Class A1, 2.7325% 8/27/36 (j)		$ 9,432	$ 9,368
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,925	8,832
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,371	1,387
Series 2002-11:
Class QC, 5.5% 3/25/17		3,047	3,077
Class UC, 6% 3/25/17		2,164	2,219
Series 2002-18 Class PC, 5.5% 4/25/17		4,075	4,128
Series 2002-61 Class PG, 5.5% 10/25/17		4,712	4,755
Series 2002-71 Class UC, 5% 11/25/17		7,520	7,488
Series 2002-9 Class PC, 6% 3/25/17		216	220
Series 2003-113:
Class PD, 4% 2/25/17		4,890	4,843
Class PE, 4% 11/25/18		1,515	1,416
Series 2003-122 Class OL, 4% 12/25/18		2,120	1,997
Series 2003-128 Class NE, 4% 12/25/16		2,550	2,520
Series 2003-70 Class BJ, 5% 7/25/33		890	830
Series 2003-85 Class GD, 4.5% 9/25/18		3,190	3,105
Series 2004-80 Class LD, 4% 1/25/19		1,980	1,942
Series 2004-81:
Class KC, 4.5% 4/25/17		1,395	1,402
Class KD, 4.5% 7/25/18		3,035	2,991
Series 2005-52 Class PB, 6.5% 12/25/34		3,863	4,016
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		761	769
Series 2003-18 Class EY, 5% 6/25/17		2,973	2,991
Series 2004-95 Class AN, 5.5% 1/25/25		1,958	1,982
Series 2005-117, Class JN, 4.5% 1/25/36		808	719
Series 2005-29 Class KA, 4.5% 2/25/35		2,589	2,561
Series 2005-47 Class AK, 5% 6/25/20		7,595	7,519
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,481
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		396	399
Series 2115 Class PE, 6% 1/15/14		158	162
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 2.9713% 1/15/30 (j)		5,422	5,390
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2630 Class FL, 2.9713% 6/15/18 (j)		$ 104	$ 105
Series 2861 Class GF, 2.7713% 1/15/21 (j)		3,285	3,271
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		803	813
Series 2378 Class PE, 5.5% 11/15/16		4,542	4,596
Series 2381 Class OG, 5.5% 11/15/16		652	660
Series 2390 Class CH, 5.5% 12/15/16		2,097	2,123
Series 2425 Class JH, 6% 3/15/17		1,106	1,136
Series 2628:
Class OE, 4.5% 6/15/18		1,630	1,585
Class OP, 3.5% 11/15/13		290	290
Series 2695 Class DG, 4% 10/15/18		3,865	3,646
Series 2770 Class UD, 4.5% 5/15/17		5,845	5,779
Series 2773 Class EG, 4.5% 4/15/19		14,395	13,835
Series 2831 Class PB, 5% 7/15/19		3,990	3,965
Series 2866 Class XE, 4% 12/15/18		4,450	4,370
Series 2996 Class MK, 5.5% 6/15/35		812	824
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		1,143	1,162
Series 2467 Class NB, 5% 7/15/17		1,610	1,615
Series 2546 Class C, 5% 12/15/17		2,679	2,675
Series 2569 Class HB, 5% 9/15/16		4,694	4,727
Series 2570 Class CU, 4.5% 7/15/17		309	306
Series 2572 Class HK, 4% 2/15/17		442	437
Series 2617 Class GW, 3.5% 6/15/16		301	301
Series 2627:
Class BG, 3.25% 6/15/17		207	200
Class KP, 2.87% 12/15/16		210	203
Series 2685 Class ND, 4% 10/15/18		1,745	1,630
Series 2773 Class TA, 4% 11/15/17		2,689	2,652
Series 2849 Class AL, 5% 5/15/18		1,465	1,472
Series 2860 Class CP, 4% 10/15/17		378	375
Series 2930 Class KT, 4.5% 2/15/20		7,833	7,288
Series 2937 Class HJ, 5% 10/15/19		1,500	1,506
Series 3266:
Class C, 5% 2/15/20		1,456	1,467
Class D, 5% 1/15/22		15,423	15,129
Series 3401 Class EB, 5% 12/15/22		1,823	1,758
Series 2564 Class BQ, 5.5% 10/15/17		2,666	2,694
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2715 Class NG, 4.5% 12/15/18		$ 2,155	$ 2,074
Series 2863 Class DB, 4% 9/15/14		243	235
Series 2975 Class NA, 5% 7/15/23		1,121	1,131
TOTAL U.S. GOVERNMENT AGENCY			189,544
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $198,892)			200,977
Commercial Mortgage Securities - 0.3%

Bruntwood Alpha PLC Series 2007-1 Class C, 6.4194% 1/15/17 (j)	GBP	700	1,106
Canary Wharf Finance II PLC Series 3MUK Class C2, 6.4338% 10/22/37 (j)	GBP	1,000	1,546
European Property Capital Series 4 Class C, 6.165% 7/20/14 (j)	GBP	297	541
German Residential Asset Note Distributor PLC Series 1 Class A, 5.024% 7/20/16 (j)	EUR	1,300	1,945
JLOC 36 LLC Reg. S:
Class A1, 1.1738% 2/16/16 (j)	JPY	74,280	693
Class B, 1.3438% 2/16/16 (j)	JPY	76,340	705
JLOC 37 LLC (Reg. S) Series X Class B1, 1.3125% 1/15/15 (j)	JPY	92,653	863
London & Regional Debt Securitisation No. 1 PLC Class A, 6.1394% 10/15/14 (j)	GBP	650	1,192
Opera Finance (CMH) PLC Class B, 5.047% 1/15/15 (j)	EUR	1,100	1,534
Opera Finance PLC 5.83% 7/31/13 (j)	GBP	983	1,891
Paris Prime Community Real Estate Series 2006-1 Class B, 5.044% 4/22/14 (g)(j)	EUR	721	1,047
Real Estate Capital Foundation Ltd. Series 3 Class A, 6.1294% 7/15/16 (j)	GBP	2,000	3,559
Rivoli Pan Europe PLC Series 2006-1 Class B 5.137% 8/3/18 (j)	EUR	650	888
Silver Maple Investment Co. Ltd. Class 2A, 4.543% 4/30/14 (j)	EUR	700	1,014
Skyline BV Series 2007-1 Class D, 5.604% 7/22/43 (j)	EUR	1,100	1,290
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,770)			19,814
Foreign Government and Government Agency Obligations - 22.6%
		Principal Amount (000s)(d)	Value (000s)
Arab Republic of Egypt 8.75% 7/18/12 (g)	EGP	18,200	$ 3,184
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		7,711	5,880
par 1.33% 12/31/38 (j)		10,190	3,465
7% 3/28/11		88,425	75,704
7% 9/12/13		51,560	38,806
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	2,004
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(l)		1,000,000	0
value recovery B rights 1/2/21 (a)(l)		750,000	0
Belgian Kingdom 5% 3/28/35	EUR	4,125	6,371
Brazilian Federative Republic:
6% 9/15/13		1,558	1,566
6% 1/17/17		2,035	2,078
8.25% 1/20/34		5,050	6,242
8.75% 2/4/25		3,340	4,225
10% 1/1/10	BRL	2,607	1,521
12.25% 3/6/30		7,410	12,597
12.5% 1/5/16	BRL	1,340	827
12.75% 1/15/20		2,410	3,826
British Columbia Province 5.7% 6/18/29	CAD	12,000	13,246
Canadian Government:
3.75% 6/1/09	CAD	73,350	72,341
4% 6/1/17	CAD	64,250	64,259
5% 6/1/37	CAD	25,000	28,315
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		1,881	1,800
warrants 11/15/20 (a)(l)		2,750	597
Colombian Republic 7.375% 9/18/37		5,225	5,643
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		4,265	3,828
Dominican Republic:
3.6713% 8/30/24 (j)		4,323	4,210
9.04% 1/23/18 (g)		8,356	8,606
9.5% 9/27/11 (Reg. S)		4,031	4,152
Ecuador Republic:
5% 2/28/25		1,580	1,134
10% 8/15/30 (Reg. S)		12,040	11,739
12% 11/15/12 (Reg. S)		2,093	2,135
French Republic:
3.75% 1/12/13	EUR	20,000	30,163
5.5% 4/25/29	EUR	910	1,521
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
French Republic: - continued
5.75% 10/25/32	EUR	7,150	$ 12,375
Gabonese Republic 8.2% 12/12/17 (g)		10,285	10,619
Georgia Republic 7.5% 4/15/13		730	719
German Federal Republic:
Inflation-Indexed Bond 2.25% 4/15/13	EUR	36,784	58,402
3.5% 4/12/13	EUR	48,600	72,783
3.75% 1/4/15	EUR	11,000	16,476
4% 4/13/12	EUR	5,650	8,695
4.25% 1/4/14	EUR	40,140	62,000
4.25% 7/4/39	EUR	6,785	9,651
5.625% 1/4/28	EUR	31,250	53,310
Ghana Republic 8.5% 10/4/17 (g)		6,575	6,591
Greek Government:
4.5% 9/20/37	EUR	7,000	9,370
4.6% 7/20/18	EUR	9,225	13,737
Indonesian Republic:
6.625% 2/17/37 (g)		3,550	2,938
6.75% 3/10/14 (g)		2,030	1,994
7.5% 1/15/16 (g)		1,815	1,820
7.75% 1/17/38 (g)		4,235	3,981
8.5% 10/12/35 (Reg. S)		2,640	2,713
Islamic Republic of Pakistan:
6.75% 2/19/09		12,055	11,693
7.125% 3/31/16 (g)		3,975	2,902
Italian Republic 4.5% 8/1/18	EUR	22,200	34,757
Japan Government:
Inflation-Indexed Bond 1.1% 12/10/16	JPY	5,416,580	51,199
0.5% 7/20/20 (j)	JPY	825,000	7,071
0.9% 12/22/08	JPY	250,000	2,358
1.1% 12/20/12	JPY	6,300,000	59,255
1.3% 9/20/12	JPY	700,000	6,649
1.5% 3/20/14	JPY	1,935,000	18,475
2.1% 9/20/27	JPY	1,000,000	9,288
2.5% 9/20/37	JPY	1,880,000	18,003
Lebanese Republic:
6.1088% 11/30/09 (g)(j)		2,180	2,136
6.1088% 11/30/09 (Reg. S) (j)		9,470	9,281
7.125% 3/5/10		1,140	1,123
7.5% 8/2/11		500	491
7.875% 5/20/11 (Reg. S)		4,500	4,466
8.625% 6/20/13 (Reg. S)		7,310	7,365
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Lebanese Republic: - continued
10.125% 8/6/08		$ 4,140	$ 4,161
Peruvian Republic 3% 3/7/27 (f)		900	704
Philippine Republic:
9.5% 2/2/30		5,355	6,520
10.625% 3/16/25		5,075	6,661
Polish Government 5.625% 6/20/18	EUR	9,225	14,504
Republic of Fiji 6.875% 9/13/11		3,310	3,012
Republic of Serbia 3.75% 11/1/24 (f)(g)		9,795	9,011
Russian Federation:
7.5% 3/31/30 (g)		3,842	4,302
7.5% 3/31/30 (Reg. S)		41,198	46,141
12.75% 6/24/28 (Reg. S)		7,325	12,932
Turkish Republic:
6.75% 4/3/18		8,735	8,124
6.875% 3/17/36		11,960	9,882
7% 9/26/16		6,190	5,927
7.25% 3/15/15		4,320	4,261
7.25% 3/5/38		6,850	5,882
7.375% 2/5/25		10,955	10,106
11.875% 1/15/30		4,450	6,252
14% 1/19/11	TRY	4,665	3,243
UK Treasury GILT:
4% 3/7/09	GBP	500	989
4.25% 3/7/36	GBP	2,330	4,277
4.5% 12/7/42	GBP	17,475	33,803
5% 3/7/18	GBP	31,750	62,533
5% 3/7/25	GBP	14,130	27,692
8% 6/7/21	GBP	7,045	17,614
Ukraine Government:
6.385% 6/26/12 (g)		2,000	1,900
6.75% 11/14/17 (g)		17,180	15,097
United Mexican States:
7.5% 4/8/33		2,845	3,282
8.3% 8/15/31		3,170	3,955
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	35,667	2,052
8% 11/18/22		6,062	6,486
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		3,260	116
3.9075% 4/20/11 (Reg. S) (j)		12,600	11,309
5.375% 8/7/10 (Reg. S)		5,440	5,149
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Venezuelan Republic: - continued
7% 3/31/38		$ 3,920	$ 2,783
8.5% 10/8/14		8,575	8,103
9% 5/7/23 (Reg. S)		3,535	3,091
9.25% 9/15/27		16,795	15,745
9.375% 1/13/34		4,855	4,406
10.75% 9/19/13		21,608	22,526
13.625% 8/15/18		9,480	11,708
Vietnamese Socialist Republic:
4% 3/12/28 (f)		1,890	1,588
6.875% 1/15/16 (g)		5,525	5,345
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,449,064)			1,449,845
Supranational Obligations - 0.1%

European Investment Bank 4.75% 10/15/17	EUR	2,200	3,398
Inter-American Development Bank 6.625% 4/17/17	PEN	5,600	1,819
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $5,185)			5,217
Common Stocks - 0.1%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(m)	113,725	0
Remy International, Inc. (a)	40,800	1,051
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit	165,925	801
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
TOTAL CONSUMER DISCRETIONARY		1,852
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)(g)	895	2
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
Delta Air Lines, Inc. (a)	593,040	$ 3,380
Northwest Airlines Corp. (a)	136,025	906
		4,286
TOTAL INDUSTRIALS		4,288
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	546,000	9
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	164
TOTAL COMMON STOCKS (Cost $16,888)		6,313
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	384
Nonconvertible Preferred Stocks - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	0
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind	5,078	6,348
TOTAL PREFERRED STOCKS (Cost $5,903)		6,732
Floating Rate Loans - 2.7%
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.1%
AM General LLC:
Tranche B, term loan 5.6463% 9/30/13 (j)		$ 3,430	$ 3,147
5.475% 9/30/12 (j)		132	121
			3,268
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 9.2669% 3/1/12 (j)		4,150	3,465
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.7021% 2/16/14 (j)		143	121
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (j)		41	35
term loan 5.125% 6/14/14 (j)		478	406
Six Flags, Inc. Tranche B, term loan 4.8733% 4/30/15 (j)		723	636
			1,198
Media - 0.4%
Advanstar, Inc. Tranche 2LN, term loan 7.8006% 11/30/14 (j)		380	266
Discovery Communications, Inc. term loan 4.8006% 5/14/14 (j)		1,040	1,019
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.975% 12/12/14 (j)		18,423	15,291
PanAmSat Corp. term loan:
9.25% 8/15/14		5,215	5,078
9.25% 6/15/16		4,515	4,368
			26,022
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 4.4219% 4/6/13 (j)		2,008	1,912
Specialty Retail - 0.1%
Claire's Stores, Inc. term loan 5.4452% 5/29/14 (j)		4,406	3,194
Michaels Stores, Inc. term loan 4.8716% 10/31/13 (j)		5,098	4,232
Sally Holdings LLC Tranche B, term loan 5.0902% 11/16/13 (j)		737	711
Toys 'R' US, Inc. term loan 5.4594% 12/9/08 (j)		1,595	1,499
			9,636
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 6.6569% 3/5/14 (j)		$ 1,650	$ 1,627
Tranche B 1LN, term loan 4.6377% 9/5/13 (j)		3,703	3,578
			5,205
TOTAL CONSUMER DISCRETIONARY			50,706
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 4.1432% 6/5/13 (j)		1,096	1,058
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 4.2266% 6/4/14 (j)		2,693	2,370
TOTAL CONSUMER STAPLES			3,428
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.6568% 1/12/14 (j)		566	556
Helix Energy Solutions Group, Inc. term loan 4.6955% 7/1/13 (j)		691	670
			1,226
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 5.9475% 12/28/10 (j)		532	495
Tranche D, term loan 5.4495% 12/28/13 (j)		1,726	1,605
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.6963% 10/31/12 (j)		540	528
term loan 4.6539% 10/31/12 (j)		951	930
Venoco, Inc. Tranche 2LN, term loan 6.6875% 5/7/14 (j)		410	398
			3,956
TOTAL ENERGY			5,182
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
FINANCIALS - 0.3%
Consumer Finance - 0.2%
DaimlerChrysler Financial Services Tranche 2LN, term loan 9.28% 8/3/13 (j)		$ 12,980	$ 8,826
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 6.0506% 4/8/12 (j)		2,258	1,829
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 5.71% 10/10/13 (j)		1,791	1,514
Tranche B, term loan 5.475% 10/10/13 (j)		6,653	5,622
			7,136
TOTAL FINANCIALS			17,791
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
6.0506% 4/26/15 (j)(n)		176	172
6.0506% 4/26/15 (j)		700	685
			857
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 4.8591% 7/25/14 (j)		5,941	5,585
Tranche DD, term loan 7/25/14 (n)		304	286
Health Management Associates, Inc. Tranche B, term loan 4.5506% 2/28/14 (j)		905	840
			6,711
TOTAL HEALTH CARE			7,568
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 5.4775% 2/21/13 (j)		85	78
Tranche 2LN, term loan 9.7275% 2/21/14 (j)		140	131
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 5.06% 9/29/13 (j)		165	160
Tranche 2LN, term loan 8.56% 3/28/14 (j)		70	68
			437
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (j)		$ 210	$ 208
term loan 4.2683% 3/28/14 (j)		349	345
ARAMARK Corp.:
Credit-Linked Deposit 4.7213% 1/26/14 (j)		126	119
term loan 4.6756% 1/26/14 (j)		1,990	1,870
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.8375% 2/7/15 (j)		650	583
			3,125
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 5.6199% 10/3/12 (j)		62	60
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 4.4847% 10/17/12 (j)		53	51
Dresser, Inc.:
Tranche 2LN, term loan 8.4688% 5/4/15 pay-in-kind (j)		4,050	3,898
Tranche B 1LN, term loan 5.215% 5/4/14 (j)		526	505
Navistar International Corp.:
term loan 6.2336% 1/19/12 (j)		2,310	2,171
Credit-Linked Deposit 6.1494% 1/19/12 (j)		840	800
			7,425
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 6.3969% 11/30/14 (j)		810	551
VWR Funding, Inc. term loan 4.9825% 6/29/14 (j)		1,440	1,318
			1,869
TOTAL INDUSTRIALS			12,916
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 4.947% 10/1/14 (j)		5,232	4,787
Tranche B-A1, term loan 4.9631% 10/1/14 (j)		1,500	1,372
Tranche B-B, term loan 4.9475% 10/1/12 (j)		6,058	5,694
			11,853
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 4.4653% 3/20/13 (j)		$ 3,591	$ 3,475
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan 4.2094% 12/1/13 (j)		11,812	10,571
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 5.0506% 6/11/14 (j)		3,892	3,600
Tranche 2LN, term loan 8.5506% 6/11/15 (j)		1,790	1,530
Open Solutions, Inc. term loan 5.145% 1/23/14 (j)		237	210
			5,340
TOTAL INFORMATION TECHNOLOGY			31,239
MATERIALS - 0.4%
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 3.9575% 4/2/13 (j)		206	195
term loan 4.1881% 4/2/14 (j)		1,123	1,058
Momentive Performance Materials, Inc. Tranche B1, term loan 4.75% 12/4/13 (j)		1,016	917
Solutia, Inc. term loan 15.5% 2/28/09 (j)		2,764	2,723
			4,893
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 4.7844% 4/3/15 (j)		4,849	4,400
Metals & Mining - 0.1%
Aleris International, Inc. term loan 4.5661% 12/19/13 (j)		2,778	2,389
Novelis Corp. term loan 4.7% 7/6/14 (j)		4,455	4,255
			6,644
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 11% 2/22/15 (j)		7,260	6,879
White Birch Paper Co. Tranche 1LN, term loan 5.56% 5/8/14 (j)		1,491	1,081
			7,960
TOTAL MATERIALS			23,897
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat Bermuda Ltd. term loan 5.2% 2/1/14 (j)		$ 1,880	$ 1,889
Paetec Communications, Inc. Tranche B, term loan 4.9825% 2/28/13 (j)		301	287
Wind Telecomunicazioni SpA:
term loan 9.9838% 12/12/11 pay-in-kind (j)		5,347	5,038
Tranche 2, term loan 11.3194% 3/21/15 (j)		2,840	2,812
Tranche B, term loan 5.01% 9/21/13 (j)		1,280	1,229
Tranche C, term loan 5.76% 9/21/14 (j)		1,280	1,229
			12,484
Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 6.3006% 6/16/13 (j)		617	607
MetroPCS Wireless, Inc. Tranche B, term loan 4.9886% 11/3/13 (j)		1,434	1,373
			1,980
TOTAL TELECOMMUNICATION SERVICES			14,464
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 4.1963% 2/1/13 (j)		4,196	3,934
4.4506% 2/1/13 (j)		2,055	1,927
			5,861
TOTAL FLOATING RATE LOANS (Cost $185,589)			173,052
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Deutsche Bank 1.407% 3/28/13 (j) (Cost $480)	JPY	59,176	502
Fixed-Income Funds - 3.0%
Shares
Fidelity Floating Rate Central Fund (k) (Cost $205,271)	2,074,859	191,406
Preferred Securities - 0.8%
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 14,500	$ 14,983
Net Servicos de Comunicacao SA 9.25% (g)		7,635	7,929
			22,912
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Pemex Project Funding Master Trust 7.75%		23,544	23,672
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (j)	EUR	1,300	1,618
MUFG Capital Finance 3 Ltd. 2.68% (j)	JPY	150,000	1,426
			3,044
TOTAL PREFERRED SECURITIES (Cost $49,150)			49,628
Other - 0.0%

Delta AirLines ALPA (a) (Cost $94)	8,380	157
Money Market Funds - 9.7%
	Shares
Fidelity Cash Central Fund, 2.38% (b) (Cost $623,268)	623,267,981	623,268
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 1.34%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,509)	$ 2,509	$ 2,509
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,521,437)		6,393,508
NET OTHER ASSETS - 0.3%		19,694
NET ASSETS - 100%		$ 6,413,202
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 8,000	$ 385
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	6,000	205
Receive semi-annually a fixed rate equal to 2.915% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2011	34,000	(823)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2010	3,400	(15)
Receive semi-annually a fixed rate equal to 5.37% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	22,000	914
Receive semi-annully a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	46,000	(1,182)
		$ 119,400	$ (516)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $492,403,000 or 7.7% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(l) Quantity represents share amount.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,153

(n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $374,000 and $354,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,509,000 due 7/01/08 at 1.34%
Banc of America Securities LLC	$ 496
Barclays Capital, Inc.	699
Goldman, Sachs & Co.	1,314
$ 2,509
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,776
Fidelity Floating Rate Central Fund	6,583
Total	$ 16,359
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 313,392	$ 35,455	$ 139,169	$ 191,406	7.0%
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,393,508	$ 819,925	$ 5,570,048	$ 3,535
Other Financial Instruments*	$ (516)	$ -	$ (516)	$ -
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 8,901
Total Realized Gain (Loss)	121
Total Unrealized Gain (Loss)	(6,136)
Cost of Purchases	-
Proceeds of Sales	(214)
Amortization/Accretion	7
Transfer in/out of Level 3	856
Ending Balance	$ 3,535

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.7%
Germany	4.6%
Canada	3.3%
United Kingdom	3.2%
Japan	2.6%
Argentina	2.4%
Venezuela	2.1%
Bermuda	1.4%
Russia	1.3%
France	1.1%
Netherlands	1.0%
Turkey	1.0%
Others (individually less than 1%)	9.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,509) - See accompanying schedule: Unaffiliated issuers (cost $5,692,898)	$ 5,578,834
Fidelity Central Funds (cost $828,539)	814,674
Total Investments (cost $6,521,437)		$ 6,393,508
Commitment to sell securities on a delayed delivery basis	(4,947)
Receivable for securities sold on a delayed delivery basis	4,912	(35)
Receivable for investments sold, regular delivery		134,159
Cash		540
Foreign currency held at value (cost $751)		751
Receivable for fund shares sold		14,195
Dividends receivable		2
Interest receivable		79,838
Distributions receivable from Fidelity Central Funds		2,035
Prepaid expenses		8
Receivable from investment adviser for expense reductions		6
Other affiliated receivables		6
Other receivables		129
Total assets		6,625,142

Liabilities
Payable for investments purchased Regular delivery	$ 157,845
Delayed delivery	28,642
Payable for fund shares redeemed	15,073
Distributions payable	3,336
Swap agreements, at value	516
Accrued management fee	3,009
Distribution fees payable	1,916
Other affiliated payables	966
Other payables and accrued expenses	637
Total liabilities		211,940

Net Assets		$ 6,413,202
Net Assets consist of:
Paid in capital		$ 6,490,926
Undistributed net investment income		15,836
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		34,816
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(128,376)
Net Assets		$ 6,413,202

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,425,269 ÷ 213,514 shares)	$ 11.36

Maximum offering price per share (100/96.00 of $11.36)	$ 11.83
Class T: Net Asset Value and redemption price per share ($1,760,738 ÷ 155,067 shares)	$ 11.35

Maximum offering price per share (100/96.00 of $11.35)	$ 11.82
Class B: Net Asset Value and offering price per share ($330,811 ÷ 29,058 shares)A	$ 11.38

Class C: Net Asset Value and offering price per share ($959,797 ÷ 84,645 shares)A	$ 11.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($936,587 ÷ 81,710 shares)	$ 11.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 2,246
Interest		169,743
Income from Fidelity Central Funds		16,359
Total income		188,348

Expenses
Management fee	$ 17,685
Transfer agent fees	4,981
Distribution fees	11,231
Accounting fees and expenses	709
Custodian fees and expenses	180
Independent trustees' compensation	14
Registration fees	235
Audit	49
Legal	10
Miscellaneous	510
Total expenses before reductions	35,604
Expense reductions	(61)	35,543
Net investment income		152,805
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,678
Fidelity Central Funds	(20,511)
Foreign currency transactions	2,023
Swap agreements	8,501
Total net realized gain (loss)		33,691
Change in net unrealized appreciation (depreciation) on: Investment securities	(144,096)
Assets and liabilities in foreign currencies	(50)
Swap agreements	(5,574)
Delayed delivery commitments	(159)
Total change in net unrealized appreciation (depreciation)		(149,879)
Net gain (loss)		(116,188)
Net increase (decrease) in net assets resulting from operations		$ 36,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 152,805	$ 281,722
Net realized gain (loss)	33,691	97,894
Change in net unrealized appreciation (depreciation)	(149,879)	(107,460)
Net increase (decrease) in net assets resulting from operations	36,617	272,156
Distributions to shareholders from net investment income	(143,549)	(276,727)
Distributions to shareholders from net realized gain	(37,399)	(64,264)
Total distributions	(180,948)	(340,991)
Share transactions - net increase (decrease)	552,995	1,390,464
Total increase (decrease) in net assets	408,664	1,321,629

Net Assets
Beginning of period	6,004,538	4,682,909
End of period (including undistributed net investment income of $15,836 and undistributed net investment income of $6,580, respectively)	$ 6,413,202	$ 6,004,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.76	$ 11.54	$ 11.93	$ 11.63	$ 10.34
Income from Investment Operations
Net investment income E	.287	.616	.600	.571	.600	.617
Net realized and unrealized gain (loss)	(.206)	(.019)	.248	(.255)	.445	1.321
Total from investment operations	.081	.597	.848	.316	1.045	1.938
Distributions from net investment income	(.271)	(.607)	(.583)	(.551)	(.575)	(.648)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.341)	(.737)	(.628)	(.706)	(.745)	(.648)
Net asset value, end of period	$ 11.36	$ 11.62	$ 11.76	$ 11.54	$ 11.93	$ 11.63
Total Return B, C, D	.70%	5.22%	7.54%	2.75%	9.31%	19.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.01%	.97%	.99%	1.00%	1.01%
Expenses net of fee waivers, if any	1.03% A	1.01%	.97%	.99%	1.00%	1.01%
Expenses net of all reductions	1.03% A	1.01%	.97%	.99%	1.00%	1.00%
Net investment income	5.02% A	5.27%	5.18%	4.92%	5.20%	5.58%
Supplemental Data
Net assets, end of period (in millions)	$ 2,425	$ 1,931	$ 954	$ 647	$ 372	$ 187
Portfolio turnover rate G	269% A	149%	81%	109%	94%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.76	$ 11.54	$ 11.92	$ 11.62	$ 10.33
Income from Investment Operations
Net investment income E	.289	.620	.594	.564	.593	.604
Net realized and unrealized gain (loss)	(.217)	(.021)	.248	(.245)	.443	1.322
Total from investment operations	.072	.599	.842	.319	1.036	1.926
Distributions from net investment income	(.272)	(.609)	(.577)	(.544)	(.566)	(.636)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.342)	(.739)	(.622)	(.699)	(.736)	(.636)
Net asset value, end of period	$ 11.35	$ 11.62	$ 11.76	$ 11.54	$ 11.92	$ 11.62
Total Return B, C, D	.62%	5.24%	7.49%	2.77%	9.23%	19.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	.99%	1.02%	1.05%	1.07%	1.11%
Expenses net of fee waivers, if any	1.02% A	.99%	1.02%	1.05%	1.07%	1.11%
Expenses net of all reductions	1.02% A	.99%	1.02%	1.05%	1.07%	1.11%
Net investment income	5.04% A	5.29%	5.13%	4.86%	5.13%	5.47%
Supplemental Data
Net assets, end of period (in millions)	$ 1,761	$ 1,983	$ 2,049	$ 1,427	$ 808	$ 515
Portfolio turnover rate G	269% A	149%	81%	109%	94%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.79	$ 11.57	$ 11.95	$ 11.65	$ 10.35
Income from Investment Operations
Net investment income E	.247	.533	.511	.486	.513	.533
Net realized and unrealized gain (loss)	(.217)	(.022)	.247	(.249)	.441	1.330
Total from investment operations	.030	.511	.758	.237	.954	1.863
Distributions from net investment income	(.230)	(.521)	(.493)	(.462)	(.484)	(.563)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.300)	(.651)	(.538)	(.617)	(.654)	(.563)
Net asset value, end of period	$ 11.38	$ 11.65	$ 11.79	$ 11.57	$ 11.95	$ 11.65
Total Return B, C, D	.25%	4.44%	6.70%	2.06%	8.45%	18.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.74%	1.76%	1.78%	1.78%	1.77%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.75%	1.75%	1.78%	1.77%
Expenses net of all reductions	1.75% A	1.74%	1.75%	1.75%	1.78%	1.77%
Net investment income	4.30% A	4.54%	4.40%	4.16%	4.42%	4.81%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 335	$ 342	$ 342	$ 319	$ 287
Portfolio turnover rate G	269% A	149%	81%	109%	94%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 11.74	$ 11.53	$ 11.91	$ 11.61	$ 10.32
Income from Investment Operations
Net investment income E	.243	.526	.503	.475	.505	.525
Net realized and unrealized gain (loss)	(.206)	(.020)	.238	(.246)	.444	1.320
Total from investment operations	.037	.506	.741	.229	.949	1.845
Distributions from net investment income	(.227)	(.516)	(.486)	(.454)	(.479)	(.555)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.297)	(.646)	(.531)	(.609)	(.649)	(.555)
Net asset value, end of period	$ 11.34	$ 11.60	$ 11.74	$ 11.53	$ 11.91	$ 11.61
Total Return B, C, D	.32%	4.42%	6.57%	1.99%	8.43%	18.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.78%	1.81%	1.82%	1.82%	1.84%
Expenses net of fee waivers, if any	1.80% A	1.78%	1.81%	1.82%	1.82%	1.84%
Expenses net of all reductions	1.80% A	1.78%	1.81%	1.82%	1.82%	1.84%
Net investment income	4.25% A	4.50%	4.34%	4.09%	4.37%	4.74%
Supplemental Data
Net assets, end of period (in millions)	$ 960	$ 866	$ 683	$ 540	$ 405	$ 277
Portfolio turnover rate G	269% A	149%	81%	109%	94%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 11.86	$ 11.63	$ 12.02	$ 11.71	$ 10.40
Income from Investment Operations
Net investment income D	.304	.652	.627	.599	.627	.635
Net realized and unrealized gain (loss)	(.209)	(.027)	.252	(.262)	.449	1.338
Total from investment operations	.095	.625	.879	.337	1.076	1.973
Distributions from net investment income	(.285)	(.635)	(.604)	(.572)	(.596)	(.663)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.355)	(.765)	(.649)	(.727)	(.766)	(.663)
Net asset value, end of period	$ 11.46	$ 11.72	$ 11.86	$ 11.63	$ 12.02	$ 11.71
Total Return B, C	.81%	5.42%	7.76%	2.91%	9.53%	19.44%
Ratios to Average Net Assets E,G
Expenses before reductions	.79% A	.77%	.79%	.81%	.81%	.87%
Expenses net of fee waivers, if any	.79% A	.77%	.79%	.81%	.81%	.87%
Expenses net of all reductions	.79% A	.76%	.79%	.80%	.81%	.87%
Net investment income	5.26% A	5.52%	5.36%	5.10%	5.38%	5.71%
Supplemental Data
Net assets, end of period (in millions)	$ 937	$ 889	$ 655	$ 520	$ 424	$ 291
Portfolio turnover rate F	269% A	149%	81%	109%	94%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at
advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-
dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 98,534
Unrealized depreciation	(217,346)
Net unrealized appreciation (depreciation)	$ (118,812)
Cost for federal income tax purposes	$ 6,512,320

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $5,063,489 and $4,772,276, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,770	$ 167
Class T	0%	.25%	2,325	-
Class B	.65%	.25%	1,516	1,100
Class C	.75%	.25%	4,620	1,166
			$ 11,231	$ 2,433

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 255
Class T	76
Class B*	261
Class C*	90
$ 682

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 1,710.16
Class T	1,315.14
Class B	400.24
Class C	797.17
Institutional Class	759.17
	$ 4,981

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class B	1.75%	$ 28

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 9
Institutional Class	2
$ 11

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Semiannual Report

10. Other - continued

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund one hundred and eighty-seven dollars, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Class A	$ 52,033	$ 69,443
Class T	43,983	114,586
Class B	6,706	14,875
Class C	18,205	34,291
Institutional Class	22,622	43,532
Total	$ 143,549	$ 276,727
From net realized gain
Class A	$ 12,777	$ 19,657
Class T	11,501	22,248
Class B	2,042	3,708
Class C	5,537	9,265
Institutional Class	5,542	9,386
Total	$ 37,399	$ 64,264

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class A
Shares sold	65,579	105,260	$ 756,468	$ 1,231,222
Reinvestment of distributions	5,119	6,633	58,835	77,535

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Shares redeemed	(23,360)	(26,839)	(269,220)	(314,378)
Net increase (decrease)	47,338	85,054	$ 546,083	$ 994,379
Class T
Shares sold	14,802	61,556	$ 170,661	$ 723,556
Reinvestment of distributions	4,536	11,119	52,148	130,043
Shares redeemed	(34,943)	(76,260)	(402,984)	(891,357)
Net increase (decrease)	(15,605)	(3,585)	$ (180,175)	$ (37,758)
Class B
Shares sold	3,644	5,950	$ 42,131	$ 69,926
Reinvestment of distributions	582	1,194	6,706	13,990
Shares redeemed	(3,918)	(7,422)	(45,246)	(87,195)
Net increase (decrease)	308	(278)	$ 3,591	$ (3,279)
Class C
Shares sold	16,767	26,139	$ 193,015	$ 306,154
Reinvestment of distributions	1,529	2,725	17,540	31,803
Shares redeemed	(8,305)	(12,340)	(95,491)	(144,301)
Net increase (decrease)	9,991	16,524	$ 115,064	$ 193,656
Institutional Class
Shares sold	17,638	37,630	$ 205,362	$ 445,192
Reinvestment of distributions	1,772	3,340	20,551	39,395
Shares redeemed	(13,543)	(20,371)	(157,481)	(241,121)
Net increase (decrease)	5,867	20,599	$ 68,432	$ 243,466

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Semiannual Report

Fidelity Advisor Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the second quartile for all periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expenses of each of Class A, Class T, Class B, and Institutional Class ranked below its competitive median for 2007, and the total expenses of Class C ranked equal to its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

SI-USAN-0808
1.787775.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class A
Actual	$ 1,000.00	$ 1,007.00	$ 5.14
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.17
Class T
Actual	$ 1,000.00	$ 1,006.20	$ 5.09
HypotheticalA	$ 1,000.00	$ 1,019.79	$ 5.12
Class B
Actual	$ 1,000.00	$ 1,002.50	$ 8.71
HypotheticalA	$ 1,000.00	$ 1,016.16	$ 8.77
Class C
Actual	$ 1,000.00	$ 1,003.20	$ 8.97
HypotheticalA	$ 1,000.00	$ 1,015.91	$ 9.02
Institutional Class
Actual	$ 1,000.00	$ 1,008.10	$ 3.94
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.03%
Class T	1.02%
Class B	1.75%
Class C	1.80%
Institutional Class	.79%

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Holdings as of June 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.3	16.3
Fannie Mae	9.1	11.1
Freddie Mac	5.4	7.8
German Federal Republic	4.4	3.2
Japan Government	2.6	2.5
	36.8
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	7.5	8.1
Financials	4.6	6.4
Energy	4.7	4.1
Telecommunication Services	4.6	4.5
Information Technology	4.1	4.5
Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
U.S. Government and U.S. Government Agency Obligations 29.9%	U.S. Government and U.S. Government Agency Obligations 35.4%
AAA,AA,A 15.7%	AAA,AA,A 14.6%
BBB 5.7%	BBB 5.3%
BB 11.7%	BB 14.1%
B 17.7%	B 17.6%
CCC,CC,C 7.6%	CCC,CC,C 5.9%
Not Rated 1.4%	Not Rated 1.6%
Equities 0.2%	Equities 0.4%
Short-Term Investments and Net Other Assets 10.1%	Short-Term Investments and Net Other Assets 5.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2008*		As of December 31, 2007**
	Preferred Securities 0.8%		Preferred Securities 0.8%
	Corporate Bonds 30.0%		Corporate Bonds 29.5%
	U.S. Government and U.S. Government Agency Obligations 29.9%		U.S. Government and U.S. Government Agency Obligations 35.4%
	Foreign Government & Government Agency Obligations 22.6%		Foreign Government & Government Agency Obligations 18.9%
	Floating Rate Loans 5.4%		Floating Rate Loans 8.7%
	Stocks 0.2%		Stocks 0.4%
	Other Investments 1.0%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets 10.1%		Short-Term Investments and Net Other Assets 5.1%
* Foreign investments	33.3%	** Foreign investments	30.3%
* Swaps	1.4%	** Swaps	4.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 29.8%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 0% 4/15/24		$ 450	$ 497
Spansion, Inc. 2.25% 6/15/16 (g)		4,115	1,441
			1,938
Nonconvertible Bonds - 29.7%
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		2,950	2,419
Visteon Corp. 7% 3/10/14		10,020	5,812
			8,231
Automobiles - 0.2%
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10		450	693
General Motors Corp.:
6.75% 5/1/28		2,080	1,030
7.125% 7/15/13		3,400	2,159
7.2% 1/15/11		2,720	2,094
7.4% 9/1/25		3,925	2,002
8.25% 7/15/23		4,155	2,420
			10,398
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		2,990	2,975
Hotels, Restaurants & Leisure - 1.4%
Cap Cana SA 9.625% 11/3/13 (g)		2,175	1,936
Carrols Corp. 9% 1/15/13		4,095	3,542
Gaylord Entertainment Co.:
6.75% 11/15/14		3,690	3,229
8% 11/15/13		920	876
Mandalay Resort Group 6.5% 7/31/09		1,995	1,973
MGM Mirage, Inc.:
6% 10/1/09		1,050	1,036
6.625% 7/15/15		1,595	1,284
6.75% 9/1/12		6,020	5,358
6.75% 4/1/13		1,020	880
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.875% 4/1/16		$ 1,935	$ 1,558
7.5% 6/1/16		1,965	1,601
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	1,691
OSI Restaurant Partners, Inc. 10% 6/15/15		12,740	8,281
Scientific Games Corp. 6.25% 12/15/12		660	632
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	1,278
Six Flags Operations, Inc. 12.25% 7/15/16 (g)		5,450	5,041
Six Flags, Inc.:
8.875% 2/1/10		8,225	7,156
9.625% 6/1/14		669	371
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,408
Station Casinos, Inc.:
6% 4/1/12		3,615	2,901
6.5% 2/1/14		11,643	6,404
6.625% 3/15/18		11,970	6,344
6.875% 3/1/16		12,803	7,170
7.75% 8/15/16		4,220	3,228
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		3,328	2,979
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	2,638
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,807
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,070	514
9% 1/15/12		575	414
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,337	1,163
			89,693
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (g)		315	324
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		2,785	2,869
			3,193
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	576
Media - 2.7%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,590
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		7,705	8,321
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CanWest Media, Inc. 8% 9/15/12		$ 860	$ 761
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		19,013	14,070
11% 10/1/15		310	226
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		11,055	10,668
10.25% 9/15/10		3,150	3,119
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 10.875% 9/15/14 (g)		4,115	4,238
Clear Channel Communications, Inc.:
4.9% 5/15/15		4,335	2,558
5% 3/15/12		1,160	838
5.5% 9/15/14		5,515	3,309
5.5% 12/15/16		1,155	676
5.75% 1/15/13		3,145	2,119
6.875% 6/15/18		2,165	1,277
7.25% 10/15/27		3,745	2,172
CSC Holdings, Inc.:
6.75% 4/15/12		3,075	2,875
7.625% 7/15/18		4,590	4,223
7.875% 2/15/18		5,714	5,314
EchoStar Communications Corp.:
6.375% 10/1/11		3,705	3,585
6.625% 10/1/14		9,095	8,413
7% 10/1/13		3,800	3,624
7.125% 2/1/16		32,555	30,032
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	1,132
iesy Repository GmbH 10.375% 2/15/15 (g)		1,205	1,157
Lamar Media Corp. 6.625% 8/15/15		13,230	12,436
Liberty Media Corp. 8.5% 7/15/29		6,535	5,845
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	850
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	3,346
10.375% 9/1/14 (g)		9,610	10,187
Sun Media Corp. Canada 7.625% 2/15/13		635	608
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		$ 3,000	$ 2,250
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		21,420	19,278
Videotron Ltd. 6.875% 1/15/14		550	528
			172,628
Multiline Retail - 0.0%
Matahari Finance BV 9.5% 10/6/09		3,170	3,155
Specialty Retail - 0.5%
AutoNation, Inc. 4.7131% 4/15/13 (j)		1,000	855
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		7,565	6,175
Michaels Stores, Inc.:
0% 11/1/16 (e)		445	215
10% 11/1/14		11,185	9,689
11.375% 11/1/16		11,130	8,904
Toys 'R' US, Inc. 7.875% 4/15/13		7,080	5,770
			31,608
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co.:
8.875% 4/1/16		7,535	7,347
9.75% 1/15/15		8,595	9,025
			16,372
TOTAL CONSUMER DISCRETIONARY			338,829
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		150	134
16% 3/27/12 (g)		2,097	1,866
			2,000
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15		3,440	2,253
9.5% 6/15/17		5,710	3,740
			5,993
Food Products - 0.3%
Bertin Ltda. 10.25% 10/5/16 (g)		1,935	2,003
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Gruma SA de CV 7.75%		$ 6,460	$ 6,460
Hines Nurseries, Inc. 10.25% 10/1/11		370	208
Michael Foods, Inc. 8% 11/15/13		420	414
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	819
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		410	363
10.625% 4/1/17		1,015	817
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		3,250	2,698
Smithfield Foods, Inc. 7.75% 7/1/17		2,810	2,389
			16,171
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	228
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	443
TOTAL CONSUMER STAPLES			24,835
ENERGY - 4.1%
Energy Equipment & Services - 0.2%
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,201
Complete Production Services, Inc. 8% 12/15/16		2,530	2,530
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,970	4,074
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,455
			13,260
Oil, Gas & Consumable Fuels - 3.9%
ANR Pipeline, Inc. 7.375% 2/15/24		2,165	2,403
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		4,090	4,264
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	9,321
Berry Petroleum Co. 8.25% 11/1/16		2,930	2,959
Chaparral Energy, Inc.:
8.5% 12/1/15		4,948	4,255
8.875% 2/1/17		3,780	3,270
Chesapeake Energy Corp.:
6.5% 8/15/17		8,855	8,235
6.875% 11/15/20		7,280	6,843
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
7% 8/15/14		$ 865	$ 848
7.5% 6/15/14		850	844
7.625% 7/15/13		17,730	17,819
Colorado Interstate Gas Co. 6.8% 11/15/15		5,320	5,546
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		4,560	4,811
Drummond Co., Inc. 7.375% 2/15/16 (g)		4,000	3,600
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,425
EXCO Resources, Inc. 7.25% 1/15/11		570	559
Forest Oil Corp. 8% 12/15/11		480	492
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	900	1,659
6.605% 2/13/18	EUR	1,200	1,722
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,120
InterNorth, Inc. 9.625% 3/16/06 (c)		935	14
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (g)		2,010	2,028
9.125% 7/2/18 (g)		2,015	2,025
Mariner Energy, Inc. 8% 5/15/17		1,420	1,377
Massey Energy Co. 6.875% 12/15/13		11,040	10,792
OPTI Canada, Inc. 7.875% 12/15/14		5,250	5,198
Peabody Energy Corp.:
7.375% 11/1/16		5,640	5,668
7.875% 11/1/26		5,640	5,640
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	1,008
5.75% 3/1/18 (g)		4,340	4,253
6.625% 6/15/35		2,870	2,823
6.625% 6/15/35 (g)		1,320	1,298
PetroHawk Energy Corp.:
7.875% 6/1/15 (g)		8,045	7,864
9.125% 7/15/13		10,710	10,951
Petroleos de Venezuela SA:
5.25% 4/12/17		39,260	27,286
5.375% 4/12/27		14,665	8,689
Petroleum Development Corp. 12% 2/15/18		4,390	4,653
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		4,804	4,792
8.22% 4/1/17 (g)		8,018	8,299
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp. 7.375% 7/15/13		$ 2,190	$ 2,206
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (g)		4,370	4,457
Ship Finance International Ltd. 8.5% 12/15/13		7,015	7,138
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,482
Southwestern Energy Co. 7.5% 2/1/18 (g)		2,460	2,485
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,220	1,183
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	536
7.5% 4/1/17		7,600	8,008
7.625% 4/1/37		1,035	1,077
8.375% 6/15/32		1,155	1,316
TNK-BP Finance SA:
6.125% 3/20/12		4,550	4,283
6.875% 7/18/11 (g)		4,675	4,558
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	340
8.875% 7/15/12		1,455	1,601
Venoco, Inc. 8.75% 12/15/11		3,260	3,179
W&T Offshore, Inc. 8.25% 6/15/14 (g)		5,300	5,115
YPF SA 10% 11/2/28		5,635	5,712
			251,329
TOTAL ENERGY			264,589
FINANCIALS - 4.1%
Capital Markets - 0.1%
Bear Stearns Companies, Inc. 5.208% 9/26/13 (j)	EUR	1,500	2,180
Goldman Sachs Group, Inc. 6.375% 5/2/18	EUR	1,000	1,528
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	800	1,091
Royal Bank of Scotland PLC 5.331% (j)	EUR	800	1,044
VTB Capital SA 8.25% 6/30/11	EUR	1,000	1,572
			7,415
Commercial Banks - 1.4%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	1,250	2,434
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	1,300	1,826
Bancaja Emisiones SA 4.625% (j)	EUR	1,725	1,769
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Banco de Credito Del Peru 7.17% 10/15/22 (g)(j)	PEN	9,318	$ 2,990
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (j)	EUR	1,150	1,651
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (j)	EUR	1,300	1,809
Caja Madrid SA 5.034% 10/17/16 (j)	EUR	1,500	2,234
Credit Agricole SA:
4.975% 9/30/08 (j)	EUR	1,000	1,574
6% 6/24/13	EUR	1,750	2,747
Development Bank of Philippines 8.375% (j)		6,055	6,055
DnB Nor ASA 5.875% 6/20/13	EUR	1,000	1,461
DnB NOR Bank ASA 3.4186% 8/11/09 (j)	CAD	1,500	1,474
EFG Hellas Funding Ltd. 4.565% (j)	EUR	1,250	1,433
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		13,335	12,935
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,685	1,691
Export-Import Bank of India 1.4225% 6/7/12 (j)	JPY	320,000	3,002
HBOS Treasury Services PLC 3.6143% 1/19/10 (j)	CAD	1,500	1,474
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		4,210	4,178
Intesa Sanpaolo SpA 6.375% 11/12/17 (j)	GBP	1,500	2,842
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	5,491
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		7,810	7,814
National Australia Bank Ltd. 5.5% 5/20/15	EUR	1,000	1,515
Natixis SA 5.087% 1/26/17 (j)	EUR	1,100	1,586
Royal Bank of Scotland Group PLC 5.25% 5/15/13	EUR	1,500	2,264
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,250	1,891
St. George Bank Ltd. 6.5% 6/24/13	EUR	1,550	2,409
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	385	539
5.255% 3/28/18 (j)	EUR	1,250	1,780
Sumitomo Mitsui Banking Corp. 1.7263% (j)	JPY	100,000	942
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		6,195	6,257
			88,067
Consumer Finance - 0.5%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,420	1,065
Ford Motor Credit Co. LLC:
7.25% 10/25/11		4,350	3,371
7.8% 6/1/12		1,450	1,131
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
9.875% 8/10/11		$ 7,610	$ 6,412
12% 5/15/15		3,390	2,992
GE Capital European Funding 4.75% 9/28/12	EUR	2,050	3,118
General Motors Acceptance Corp.:
6.875% 8/28/12		3,380	2,315
7% 2/1/12		5,870	4,080
7.25% 3/2/11		1,450	1,066
GMAC LLC:
6% 4/1/11		4,980	3,535
6% 12/15/11		1,435	976
6.625% 5/15/12		2,180	1,444
SLM Corp.:
5.158% 12/15/10 (j)	EUR	1,100	1,515
5.288% 6/17/13 (j)	EUR	620	797
			33,817
Diversified Financial Services - 0.8%
Banca Italease SpA 5.505% 6/28/16 (j)	EUR	1,500	2,076
BAT International Finance PLC 5.375% 6/29/17	EUR	900	1,306
Broadgate PLC 6.8019% 10/5/25 (j)	GBP	835	1,299
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		5,610	5,105
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,250	1,671
Deutsche Boerse AG 7.5% 6/13/38 (j)	EUR	1,300	2,008
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	164	302
8.151% 12/31/30	GBP	370	715
FireKeepers Development Authority 13.875% 5/1/15 (g)		1,600	1,560
Getin Finance PLC 6.857% 5/13/09 (j)	EUR	650	999
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,015
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,450	1,943
Imperial Tobacco Finance 5.5% 11/22/16	GBP	950	1,607
NCO Group, Inc. 11.875% 11/15/14		2,930	2,432
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		17,000	17,213
Pakistan International Sukuk Co. Ltd. 5.35% 1/27/10 (j)		3,410	3,171
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	26,200	$ 1,099
Sedna Finance Corp. 5.708% 3/15/16 (j)	EUR	1,150	140
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	1,400	2,065
UT2 Funding PLC 5.321% 6/30/16	EUR	2,570	3,008
			51,734
Insurance - 0.2%
Corporacion Mapfre SA 5.921% 7/24/37 (j)	EUR	1,800	2,433
Eureko BV 5.125% (j)	EUR	1,500	1,985
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (j)	EUR	1,200	1,612
Groupama SA 6.298% (j)	EUR	850	1,116
Novae Group PLC 8.375% 4/27/17 (j)	GBP	450	788
Old Mutual PLC 4.5% 1/18/17 (j)	EUR	1,000	1,385
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	800	1,144
			10,463
Real Estate Investment Trusts - 0.2%
BF Saul REIT 7.5% 3/1/14		3,400	2,992
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,640	5,760
Senior Housing Properties Trust 7.875% 4/15/15		6,211	6,227
			14,979
Real Estate Management & Development - 0.6%
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		2,785	2,005
Realogy Corp.:
10.5% 4/15/14		29,415	20,296
11% 4/15/14 pay-in-kind		17,145	9,862
12.375% 4/15/15		8,605	4,216
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,716
			38,095
Thrifts & Mortgage Finance - 0.3%
Credit Logement SA:
4.604% (j)	EUR	1,000	1,416
5.558% 12/2/49 (j)	EUR	2,000	2,837
Nationwide Building Society 3.375% 8/17/15 (j)	EUR	1,600	2,281
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital LLC:
8.5% 5/15/10 (g)		$ 6,188	$ 5,198
9.625% 5/15/15 (g)		14,244	6,837
			18,569
TOTAL FINANCIALS			263,139
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.2%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		6,840	6,926
Invacare Corp. 9.75% 2/15/15		1,530	1,522
			8,448
Health Care Providers & Services - 1.2%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind		11,685	10,341
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,523
DASA Finance Corp. 8.75% 5/29/18 (g)		2,325	2,308
DaVita, Inc. 6.625% 3/15/13		5,230	5,034
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,033
HCA, Inc.:
9.125% 11/15/14		12,275	12,521
9.25% 11/15/16		11,640	11,989
9.625% 11/15/16 pay-in-kind		1,155	1,190
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,240
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,862
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	310
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,131
Tenet Healthcare Corp.:
9.25% 2/1/15		1,512	1,482
9.875% 7/1/14		12,685	12,669
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,300
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)		585	503
Vanguard Health Holding Co. II LLC 9% 10/1/14		7,675	7,848
			78,284
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,788
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		$ 1,585	$ 1,553
Leiner Health Products, Inc. 11% 6/1/12 (c)		1,885	94
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,940	2,802
			4,449
TOTAL HEALTH CARE			92,969
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		800	552
Hexcel Corp. 6.75% 2/1/15		2,350	2,280
Orbimage Holdings, Inc. 14.2175% 7/1/12 (j)		1,720	1,793
			4,625
Airlines - 0.2%
Continental Airlines, Inc. 6.903% 4/19/22		820	617
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	205
10% 8/15/08 (a)		1,255	16
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		9,908	8,273
8.021% 8/10/22		4,736	3,552
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	38
Northwest Airlines, Inc.:
7.875% 3/15/49 (a)		1,365	27
8.875% 6/1/06 (a)		1,355	14
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,295	1,819
8.028% 11/1/17		1,080	864
			15,425
Building Products - 0.3%
Compagnie de St. Gobain 4.994% 4/11/12 (j)	EUR	1,250	1,882
Nortek, Inc.:
8.5% 9/1/14		11,485	7,465
10% 12/1/13 (g)		4,320	4,082
NTK Holdings, Inc. 0% 3/1/14 (e)		6,210	2,763
			16,192
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		$ 160	$ 146
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	1,939
Allied Waste North America, Inc.:
6.5% 11/15/10		830	830
7.125% 5/15/16		5,645	5,631
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		3,085	2,900
9.25% 5/1/21		680	680
Cenveo Corp. 10.5% 8/15/16 (g)		2,795	2,795
FTI Consulting, Inc.:
7.625% 6/15/13		720	742
7.75% 10/1/16		1,390	1,425
Mac-Gray Corp. 7.625% 8/15/15		680	649
Rental Service Corp. 9.5% 12/1/14		3,940	3,329
West Corp. 9.5% 10/15/14		8,620	7,758
			28,824
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,250
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,250	1,705
			2,955
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12		1,040	957
General Cable Corp. 7.125% 4/1/17		680	646
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	855
SGL Carbon AG 6.106% 5/15/15 (j)	EUR	1,500	2,161
			4,619
Industrial Conglomerates - 0.3%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,500	3,406
Sequa Corp.:
11.75% 12/1/15 (g)		10,805	9,454
13.5% 12/1/15 pay-in-kind (g)		3,600	3,237
Siemens Financieringsmaatschappij NV:
5.375% 6/11/14	EUR	775	1,192
6.125% 9/14/66 (j)	GBP	1,075	1,902
			19,191
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,183
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc. 7.125% 3/1/28		$ 2,250	$ 2,143
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		1,341	1,254
9.5% 8/1/14		6,310	6,058
11.75% 8/1/16		2,905	2,782
			13,420
Marine - 0.2%
CMA CGM SA 5.5% 5/16/12 (Reg. S)	EUR	2,625	3,434
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,460	4,460
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		1,795	1,696
US Shipping Partners LP 13% 8/15/14		3,185	1,911
			11,501
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,645
7.625% 12/1/13		1,700	1,666
Kansas City Southern Railway Co. 7.5% 6/15/09		3,165	3,189
TFM SA de CV 9.375% 5/1/12		6,450	6,756
			13,256
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,650	2,506
Penhall International Corp. 12% 8/1/14 (g)		1,515	1,121
VWR Funding, Inc. 10.25% 7/15/15		4,270	3,992
			7,619
TOTAL INDUSTRIALS			137,627
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.7%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		6,290	6,361
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	15,038
6.5% 1/15/28		6,570	4,928
Nortel Networks Corp.:
6.9631% 7/15/11 (j)		3,760	3,572
10.125% 7/15/13		3,730	3,767
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp.: - continued
10.75% 7/15/16		$ 3,760	$ 3,798
10.75% 7/15/16 (g)		5,170	5,222
			42,686
Electronic Equipment & Instruments - 0.2%
NXP BV 9.5% 10/15/15		9,290	8,082
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (g)		5,665	5,552
			13,634
IT Services - 0.6%
Ceridian Corp.:
11.25% 11/15/15 (g)		3,710	3,367
12.25% 11/15/15 pay-in-kind (g)		3,375	3,063
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,243
7.75% 1/15/15		4,830	4,806
8.25% 7/1/11		535	534
8.625% 4/1/13		2,900	2,915
8.75% 7/15/18		5,160	5,315
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	5,333
Unisys Corp.:
8% 10/15/12		875	753
12.5% 1/15/16		3,030	3,030
			39,359
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		4,585	4,493
Xerox Corp.:
6.4% 3/15/16		8,000	8,121
7.625% 6/15/13		12,010	12,370
			24,984
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology, Inc. 9.25% 6/1/16		10,440	9,892
ASML Holding NV 5.75% 6/13/17	EUR	2,900	3,809
Avago Technologies Finance Ltd.:
8.1819% 6/1/13 (j)		902	900
11.875% 12/1/15		8,455	9,131
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
8.875% 12/15/14		$ 28,335	$ 22,810
9.125% 12/15/14 pay-in-kind		26,855	20,611
10.125% 12/15/16		6,030	4,583
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.0263% 12/15/11 (j)		735	507
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,365
Spansion LLC 11.25% 1/15/16 (g)		3,870	2,399
Viasystems, Inc. 10.5% 1/15/11		4,065	3,984
			79,991
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	705
TOTAL INFORMATION TECHNOLOGY			201,359
MATERIALS - 3.0%
Chemicals - 0.9%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	4,137
Bayer AG 4.842% 4/10/10 (j)	EUR	1,250	1,952
Georgia Gulf Corp.:
7.125% 12/15/13		1,280	960
9.5% 10/15/14		5,515	4,191
Huntsman LLC 11.625% 10/15/10		466	485
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		6,095	6,065
MacDermid, Inc. 9.5% 4/15/17 (g)		500	445
Momentive Performance Materials, Inc.:
9.75% 12/1/14		26,260	22,518
10.125% 12/1/14 pay-in-kind		5,055	4,189
11.5% 12/1/16		16,205	12,154
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		1,600	1,612
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12		1,990	1,622
			60,330
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		640	550
Berry Plastics Holding Corp.:
8.875% 9/15/14		5,340	4,592
10.25% 3/1/16		4,055	2,960
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
BWAY Corp. 10% 10/15/10		$ 1,175	$ 1,175
Constar International, Inc. 11% 12/1/12		2,530	1,480
Crown Cork & Seal, Inc.:
7.375% 12/15/26		355	319
7.5% 12/15/96		3,685	2,644
8% 4/15/23		2,980	2,600
Crown European Holdings SA 6.25% 9/1/11	EUR	2,100	3,088
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	891
8.25% 5/15/13		3,390	3,492
Tekni-Plex, Inc. 10.875% 8/15/12		980	1,005
Vitro SAB de CV:
8.625% 2/1/12		10,395	9,407
9.125% 2/1/17		2,210	1,735
			35,938
Metals & Mining - 1.3%
Aleris International, Inc. 9% 12/15/14		2,790	2,222
CAP SA 7.375% 9/15/36 (g)		970	933
Compass Minerals International, Inc. 12% 6/1/13		752	775
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		5,830	6,646
Evraz Group SA:
8.25% 11/10/15 (Reg. S)		2,215	2,146
8.875% 4/24/13 (g)		6,415	6,383
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,805	4,205
10.625% 9/1/16 (g)		8,945	10,466
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (j)		2,055	2,055
6.875% 2/1/14		4,200	4,295
8.25% 4/1/15		8,780	9,142
8.375% 4/1/17		11,870	12,538
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,391
Gerdau SA 8.875% (g)		2,590	2,713
International Steel Group, Inc. 6.5% 4/15/14		10,550	10,819
Ispat Inland ULC 9.75% 4/1/14		932	996
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
PNA Intermediate Holding Corp. 9.6756% 2/15/13 pay-in-kind (j)		$ 1,680	$ 1,672
RathGibson, Inc. 11.25% 2/15/14		5,905	5,654
			85,051
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		7,070	7,565
Glatfelter 7.125% 5/1/16		550	534
NewPage Corp. 9.1228% 5/1/12 (j)		1,770	1,770
Solo Cup Co. 8.5% 2/15/14		2,140	1,905
			11,774
TOTAL MATERIALS			193,093
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.5%
Citizens Communications Co.:
7.875% 1/15/27		6,530	5,746
9% 8/15/31		7,395	6,619
Embarq Corp.:
7.082% 6/1/16		1,116	1,060
7.995% 6/1/36		8,910	8,429
Indosat Finance Co. BV 7.75% 11/5/10		3,070	3,101
Intelsat Bermuda Ltd. 7.5344% 2/4/17 (f)(g)		18,242	14,776
Intelsat Ltd.:
9.25% 6/15/16		5,045	5,045
11.25% 6/15/16		16,840	17,093
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		5,425	5,235
Qwest Corp. 7.5% 10/1/14		760	732
Sprint Capital Corp.:
6.875% 11/15/28		3,315	2,760
8.75% 3/15/32		9,485	9,034
Telecom Egypt SAE 9.672% 2/4/10 (j)	EGP	2,139	400
U.S. West Communications:
6.875% 9/15/33		9,883	8,153
7.25% 10/15/35		580	492
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		7,315	7,608
			96,283
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.6%
American Tower Corp. 7.125% 10/15/12		$ 10,745	$ 10,906
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		6,050	6,141
Cricket Communications, Inc.:
9.375% 11/1/14		6,460	6,266
10% 7/15/15 (g)		4,325	4,260
10.875% 11/1/14		2,545	2,469
Digicel Group Ltd.:
8.875% 1/15/15 (g)		4,705	4,423
9.125% 1/15/15 pay-in-kind (g)		5,465	5,151
9.25% 9/1/12 (g)		1,880	1,922
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		18,760	18,502
11.5% 6/15/16 (g)		670	677
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (g)		3,655	3,554
8.875% 1/15/15 (g)		11,555	11,252
MetroPCS Wireless, Inc. 9.25% 11/1/14		12,930	12,445
Millicom International Cellular SA 10% 12/1/13		16,540	17,532
Nextel Communications, Inc.:
5.95% 3/15/14		16,705	13,406
7.375% 8/1/15		20,880	17,330
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		8,140	6,512
Telecom Personal SA 9.25% 12/22/10 (g)		14,370	14,478
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		6,540	6,442
			163,668
TOTAL TELECOMMUNICATION SERVICES			259,951
UTILITIES - 2.0%
Electric Utilities - 0.9%
AES Gener SA 7.5% 3/25/14		3,410	3,598
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,255	3,694
Edison Mission Energy:
7.5% 6/15/13		13,680	13,612
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Edison Mission Energy: - continued
7.75% 6/15/16		$ 4,965	$ 5,002
Energy Future Holdings:
10.875% 11/1/17 (g)		5,420	5,474
11.25% 11/1/17 pay-in-kind (g)		7,780	7,722
Intergen NV 9% 6/30/17 (g)		7,670	7,900
Majapahit Holding BV 7.75% 10/17/16		2,720	2,502
National Power Corp. 6.875% 11/2/16 (g)		5,930	5,678
			55,182
Gas Utilities - 0.5%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		5,020	4,355
6.875% 11/4/11 (Reg. S)		6,585	6,371
Southern Gas Networks PLC 6.375% 5/15/40	GBP	700	1,376
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,552
8% 3/1/32		4,170	4,595
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		10,650	8,147
			32,396
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 10/15/15		10,145	9,942
8% 10/15/17		13,560	13,289
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		2,500	63
6.4% 7/15/06 (c)		9,815	147
6.625% 11/15/05 (c)		2,200	33
6.725% 11/17/08 (c)(j)		684	5
6.75% 8/1/09 (c)		550	8
6.875% 10/15/07 (c)		1,330	20
6.95% 7/15/28 (c)		1,204	9
7.125% 5/15/07 (c)		235	4
7.375% 5/15/19 (c)		1,400	21
7.875% 6/15/03 (c)		235	4
9.125% 4/1/03 (c)		50	1
9.875% 6/5/03 (c)		4,720	71
NRG Energy, Inc.:
7.25% 2/1/14		5,370	5,155
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.: - continued
7.375% 2/1/16		$ 1,200	$ 1,140
Reliant Energy, Inc.:
7.625% 6/15/14		4,630	4,526
7.875% 6/15/17		3,680	3,588
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,065	996
			39,022
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co. PJSC 4.375% 10/28/13	EUR	1,000	1,415
Aquila, Inc. 14.875% 7/1/12		1,615	1,873
Utilicorp United, Inc. 9.95% 2/1/11 (j)		39	41
			3,329
TOTAL UTILITIES			129,929
TOTAL NONCONVERTIBLE BONDS			1,906,320
TOTAL CORPORATE BONDS (Cost $2,002,516)			1,908,258
U.S. Government and Government Agency Obligations - 20.3%

U.S. Government Agency Obligations - 5.0%
Fannie Mae:
2.5% 4/9/10		3,580	3,543
3% 7/12/10		15,000	14,932
3.25% 2/10/10		37,409	37,538
3.25% 4/9/13		10,500	10,104
3.375% 5/19/11		12,116	12,056
3.625% 2/12/13		37,185	36,444
3.875% 12/10/09		59,500	60,226
4.75% 11/19/12		15,800	16,253
4.875% 5/18/12		8,000	8,271
6% 5/15/11		13,795	14,690
6.625% 9/15/09		15,115	15,771
Freddie Mac:
3.5% 5/29/13		67,380	65,472
3.875% 6/29/11		14,554	14,667
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - continued
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		$ 4,750	$ 5,096
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,562
5.685% 5/15/12		1,285	1,363
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		802	804
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			318,792
U.S. Treasury Obligations - 15.3%
U.S. Treasury Bonds:
4.375% 2/15/38		14,500	14,133
6.125% 8/15/29		120,150	144,922
6.25% 8/15/23		61,500	73,171
U.S. Treasury Notes:
1.75% 3/31/10		118,160	116,637
2.125% 1/31/10		31,400	31,238
2.125% 4/30/10		75,853	75,302
2.625% 5/31/10 (h)		49,595	49,630
2.75% 2/28/13		182,976	178,611
3.875% 5/15/18		2,000	1,983
4.25% 11/15/17		83,000	84,783
4.75% 8/15/17		162,002	171,621
5.125% 5/15/16		39,190	42,729
TOTAL U.S. TREASURY OBLIGATIONS			984,760
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,310,403)			1,303,552
U.S. Government Agency - Mortgage Securities - 6.7%

Fannie Mae - 4.1%
3.605% 9/1/33 (j)		593	601
3.707% 6/1/33 (j)		1,673	1,677
3.817% 6/1/33 (j)		1,873	1,874
3.893% 5/1/33 (j)		569	570
3.912% 5/1/34 (j)		1,001	1,011
3.915% 5/1/34 (j)		750	756
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000)(d)	Value (000s)
Fannie Mae - continued
3.918% 9/1/33 (j)		$ 1,828	$ 1,852
3.948% 8/1/33 (j)		754	764
3.979% 9/1/33 (j)		1,062	1,071
4% 9/1/13 to 5/1/20		4,397	4,252
4.023% 3/1/34 (j)		3,744	3,792
4.108% 4/1/34 (j)		2,317	2,336
4.113% 5/1/34 (j)		1,857	1,876
4.154% 9/1/33 (j)		1,209	1,222
4.209% 11/1/34 (j)		1,860	1,883
4.296% 6/1/33 (j)		1,754	1,771
4.341% 10/1/19 (j)		216	218
4.376% 1/1/34 (j)		2,333	2,357
4.389% 8/1/33 (j)		793	799
4.393% 10/1/33 (j)		929	930
4.416% 1/1/34 (j)		966	971
4.428% 11/1/33 (j)		230	232
4.457% 8/1/35 (j)		2,859	2,889
4.478% 12/1/34 (j)		106	107
4.492% 1/1/35 (j)		1,040	1,053
4.492% 3/1/35 (j)		4,855	4,916
4.5% 3/1/18 to 11/1/19		10,471	10,323
4.548% 5/1/35 (j)		2,102	2,126
4.571% 1/1/35 (j)		1,798	1,822
4.587% 5/1/35 (j)		2,208	2,214
4.648% 10/1/34 (j)		622	629
4.651% 8/1/35 (j)		2,081	2,135
4.659% 6/1/35 (j)		630	630
4.681% 8/1/35 (j)		940	955
4.696% 2/1/35 (j)		1,296	1,316
4.7% 2/1/35 (j)		2,863	2,899
4.707% 2/1/36 (j)		2,451	2,488
4.724% 8/1/34 (j)		2,917	2,944
4.732% 12/1/35 (j)		6,664	6,759
4.749% 5/1/35 (j)		308	309
4.75% 7/1/35 (j)		671	676
4.757% 1/1/35 (j)		950	960
4.767% 7/1/35 (j)		685	691
4.775% 12/1/35 (j)		676	685
4.776% 3/1/35 (j)		1,141	1,149
4.785% 7/1/35 (j)		892	900
4.811% 6/1/35 (j)		1,211	1,220
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
4.818% 9/1/34 (j)		$ 799	$ 810
4.829% 1/1/35 (j)		665	674
4.835% 10/1/34 (j)		1,769	1,792
4.851% 4/1/35 (j)		1,777	1,808
4.851% 7/1/35 (j)		1,190	1,201
4.852% 7/1/34 (j)		872	884
4.86% 10/1/35 (j)		256	259
4.88% 5/1/35 (j)		315	318
4.889% 11/1/35 (j)		1,898	1,921
4.905% 3/1/33 (j)		528	535
4.929% 8/1/34 (j)		1,719	1,742
4.942% 8/1/34 (j)		950	963
4.952% 5/1/35 (j)		1,168	1,171
4.954% 3/1/35 (j)		1,036	1,045
4.985% 2/1/35 (j)		1,127	1,143
4.992% 2/1/34 (j)		1,485	1,499
5% 1/1/14 to 5/1/23		13,969	14,008
5% 7/17/23 (h)(i)		2,000	1,979
5% 7/17/23 (h)(i)		3,000	2,968
5.004% 5/1/35 (j)		2,566	2,592
5.019% 12/1/32 (j)		1,470	1,493
5.041% 10/1/35 (j)		1,191	1,206
5.082% 7/1/34 (j)		332	337
5.099% 10/1/35 (j)		710	719
5.131% 10/1/35 (j)		770	779
5.135% 8/1/34 (j)		1,236	1,258
5.168% 3/1/36 (j)		2,423	2,457
5.204% 7/1/35 (j)		2,962	3,001
5.228% 5/1/35 (j)		929	941
5.267% 12/1/36 (j)		474	483
5.271% 7/1/35 (j)		5,426	5,496
5.301% 3/1/36 (j)		6,359	6,459
5.318% 4/1/36 (j)		876	907
5.319% 2/1/36 (j)		148	150
5.336% 7/1/35 (j)		394	400
5.336% 1/1/36 (j)		2,079	2,116
5.355% 2/1/36 (j)		1,449	1,475
5.358% 2/1/37 (j)		525	537
5.364% 3/1/37 (j)		6,650	6,797
5.39% 2/1/37 (j)		2,648	2,700
5.448% 2/1/37 (j)		3,581	3,666
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
5.5% 5/1/11 to 6/1/20		$ 31,432	$ 31,932
5.502% 6/1/47 (j)		411	420
5.523% 11/1/36 (j)		808	825
5.601% 4/1/37 (j)		2,136	2,184
5.611% 2/1/36 (j)		614	626
5.639% 4/1/36 (j)		2,447	2,498
5.66% 6/1/36 (j)		1,436	1,464
5.787% 5/1/36 (j)		540	550
5.791% 3/1/36 (j)		5,043	5,151
5.802% 1/1/36 (j)		342	348
5.822% 5/1/36 (j)		3,711	3,791
5.859% 9/1/36 (j)		992	1,013
5.863% 6/1/35 (j)		2,227	2,268
5.897% 12/1/36 (j)		903	926
5.906% 5/1/36 (j)		1,697	1,735
5.947% 5/1/36 (j)		607	623
6% 5/1/12 to 6/1/30		17,074	17,496
6.009% 4/1/36 (j)		9,901	10,139
6.095% 3/1/37 (j)		1,060	1,090
6.167% 4/1/36 (j)		1,052	1,079
6.226% 3/1/37 (j)		330	338
6.251% 6/1/36 (j)		158	161
6.5% 12/1/12 to 9/1/32		4,546	4,723
7% 9/1/25		4	4
7.5% 1/1/28 to 5/1/37		852	901
TOTAL FANNIE MAE			260,584
Freddie Mac - 2.6%
3.431% 7/1/33 (j)		1,539	1,546
4% 5/1/19 to 11/1/20		4,830	4,625
4.006% 4/1/34 (j)		3,231	3,243
4.12% 7/1/35 (j)		1,324	1,341
4.217% 1/1/35 (j)		2,611	2,651
4.426% 5/1/33 (j)		2,093	2,097
4.5% 2/1/18 to 8/1/33		5,924	5,806
4.58% 6/1/33 (j)		751	748
4.683% 5/1/35 (j)		1,678	1,669
4.697% 9/1/36 (j)		630	638
4.786% 2/1/36 (j)		254	256
4.79% 3/1/35 (j)		585	590
4.858% 10/1/35 (j)		1,087	1,107
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
4.974% 10/1/36 (j)		$ 1,203	$ 1,233
5% 3/1/18 to 7/1/19		18,860	18,891
5.022% 4/1/35 (j)		103	104
5.023% 1/1/37 (j)		4,927	4,969
5.025% 4/1/35 (j)		2,212	2,231
5.027% 7/1/35 (j)		3,207	3,253
5.115% 4/1/35 (j)		2,141	2,185
5.126% 7/1/35 (j)		838	847
5.276% 2/1/36 (j)		59	59
5.309% 12/1/33 (j)		1,748	1,759
5.332% 9/1/35 (j)		596	602
5.406% 3/1/37 (j)		328	333
5.485% 1/1/36 (j)		778	790
5.5% 8/1/14 to 6/1/20		34,127	34,609
5.548% 4/1/37 (j)		457	466
5.592% 3/1/36 (j)		4,122	4,188
5.748% 5/1/37 (j)		4,529	4,607
5.749% 10/1/35 (j)		278	282
5.759% 1/1/36 (j)		350	356
5.782% 3/1/37 (j)		2,204	2,245
5.799% 6/1/37 (j)		1,581	1,611
5.802% 4/1/37 (j)		2,059	2,094
5.817% 5/1/37 (j)		2,551	2,596
5.825% 5/1/37 (j)		347	354
5.829% 5/1/37 (j)		714	726
5.941% 4/1/36 (j)		7,174	7,323
6% 7/1/16 to 2/1/19		8,258	8,519
6.021% 6/1/36 (j)		758	774
6.136% 6/1/37 (j)		409	419
6.141% 2/1/37 (j)		644	658
6.143% 1/1/37 (j)		1,752	1,787
6.154% 12/1/36 (j)		4,548	4,656
6.191% 7/1/36 (j)		4,607	4,723
6.224% 5/1/36 (j)		639	655
6.273% 12/1/36 (j)		1,392	1,428
6.378% 7/1/36 (j)		742	762
6.417% 6/1/37 (j)		169	174
6.484% 9/1/36 (j)		3,512	3,613
6.5% 10/1/10 to 3/1/36		13,277	13,795
6.656% 8/1/37 (j)		1,182	1,220
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
7.581% 4/1/37 (j)		$ 180	$ 186
8.5% 3/1/20		10	11
TOTAL FREDDIE MAC			168,410
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		6	6
6.5% 4/15/26 to 5/15/26		42	44
7% 9/15/25 to 8/15/31		66	70
7.5% 2/15/22 to 8/15/28		123	132
8% 9/15/26 to 12/15/26		23	25
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			277
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $423,925)			429,271
Asset-Backed Securities - 0.4%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 5.335% 5/25/16 (j)	EUR	500	700
Series 2007-1:
Class B, 5.228% 3/25/17 (j)	EUR	1,100	1,623
Class C, 5.408% 3/25/17 (j)	EUR	800	1,139
Auto ABS Compartiment Series 2006-1 Class B, 5.079% 7/25/17 (j)	EUR	1,000	1,408
Clock Finance BV Series 2007-1:
Class B2, 5.027% 2/25/15 (j)	EUR	700	960
Class C2, 5.027% 2/25/15 (j)	EUR	400	510
FCC SPARC Series 2007-1 Class D, 6.817% 7/15/10 (j)	EUR	500	786
Geldilux Ltd. Series 2007-TS Class C, 5.214% 9/8/14 (j)	EUR	400	540
GLS Ltd. Series 2006-1 Class C, 5.427% 7/15/14 (j)	EUR	500	747
Greene King Finance PLC Series A1, 6.335% 6/15/31 (j)	GBP	1,000	1,759
Lambda Finance BV Series 2005-1X Class C1, 6.46% 11/15/29 (j)	GBP	500	841
Leek Finance PLC:
Series 17X Class A2A, 6.0919% 12/21/37 (j)	GBP	300	567
Series 18X Class BC, 5.361% 9/21/38 (j)	EUR	600	759
Asset-Backed Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 5.148% 1/30/40 (j)	EUR	400	$ 582
Class D, 5.348% 1/30/40 (j)	EUR	550	787
Prime Bricks Series 2007-1:
Class B, 5.148% 1/30/40 (j)	EUR	550	803
Class C, 5.438% 1/30/40 (j)	EUR	450	643
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.637% 3/10/17 (j)	EUR	1,000	1,290
Provide Bricks Series 2007-1 Class B, 4.738% 1/30/40 (j)	EUR	1,400	2,078
Sedna Finance Corp. 5.581% 12/23/14 (j)	EUR	500	61
Southern Gas Networks PLC Class A1, 5.024% 10/21/10 (j)	EUR	1,050	1,633
Stichting Mars Series 2006 Class C, 5.167% 8/28/14 (j)	EUR	1,000	1,323
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	100
Volkswagen Car Lease Series 9 Class B, 4.624% 4/21/12 (Reg. S) (j)	EUR	341	528
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.7775% 10/25/45 (j)	GBP	526	840
TOTAL ASSET-BACKED SECURITIES (Cost $22,530)			23,007
Collateralized Mortgage Obligations - 3.1%

Private Sponsor - 0.2%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 5.13% 2/17/52 (j)	EUR	800	1,107
Series 2006-1X Class 2C, 5.21% 2/17/52 (j)	EUR	950	1,480
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 5.174% 4/12/56 (j)	EUR	650	875
EPIC PLC Series BROD Class D, 5.274% 1/22/16 (j)	EUR	297	411
Holmes Financing No. 8 PLC floater Series 3 Class C, 5.597% 7/15/40 (j)	EUR	333	519
RMAC PLC Series 2005-NS4X Class M2A, 6.48% 12/12/43 (j)	GBP	1,541	2,817
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 6.22% 6/12/44 (j)	GBP	1,250	2,032
Shield BV Series 1 Class C, 5.174% 1/20/14 (j)	EUR	1,500	2,192
TOTAL PRIVATE SPONSOR			11,433
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - 2.9%
Fannie Mae:
floater Series 2007-95 Class A1, 2.7325% 8/27/36 (j)		$ 9,432	$ 9,368
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,925	8,832
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,371	1,387
Series 2002-11:
Class QC, 5.5% 3/25/17		3,047	3,077
Class UC, 6% 3/25/17		2,164	2,219
Series 2002-18 Class PC, 5.5% 4/25/17		4,075	4,128
Series 2002-61 Class PG, 5.5% 10/25/17		4,712	4,755
Series 2002-71 Class UC, 5% 11/25/17		7,520	7,488
Series 2002-9 Class PC, 6% 3/25/17		216	220
Series 2003-113:
Class PD, 4% 2/25/17		4,890	4,843
Class PE, 4% 11/25/18		1,515	1,416
Series 2003-122 Class OL, 4% 12/25/18		2,120	1,997
Series 2003-128 Class NE, 4% 12/25/16		2,550	2,520
Series 2003-70 Class BJ, 5% 7/25/33		890	830
Series 2003-85 Class GD, 4.5% 9/25/18		3,190	3,105
Series 2004-80 Class LD, 4% 1/25/19		1,980	1,942
Series 2004-81:
Class KC, 4.5% 4/25/17		1,395	1,402
Class KD, 4.5% 7/25/18		3,035	2,991
Series 2005-52 Class PB, 6.5% 12/25/34		3,863	4,016
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		761	769
Series 2003-18 Class EY, 5% 6/25/17		2,973	2,991
Series 2004-95 Class AN, 5.5% 1/25/25		1,958	1,982
Series 2005-117, Class JN, 4.5% 1/25/36		808	719
Series 2005-29 Class KA, 4.5% 2/25/35		2,589	2,561
Series 2005-47 Class AK, 5% 6/25/20		7,595	7,519
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,481
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		396	399
Series 2115 Class PE, 6% 1/15/14		158	162
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 2.9713% 1/15/30 (j)		5,422	5,390
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2630 Class FL, 2.9713% 6/15/18 (j)		$ 104	$ 105
Series 2861 Class GF, 2.7713% 1/15/21 (j)		3,285	3,271
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		803	813
Series 2378 Class PE, 5.5% 11/15/16		4,542	4,596
Series 2381 Class OG, 5.5% 11/15/16		652	660
Series 2390 Class CH, 5.5% 12/15/16		2,097	2,123
Series 2425 Class JH, 6% 3/15/17		1,106	1,136
Series 2628:
Class OE, 4.5% 6/15/18		1,630	1,585
Class OP, 3.5% 11/15/13		290	290
Series 2695 Class DG, 4% 10/15/18		3,865	3,646
Series 2770 Class UD, 4.5% 5/15/17		5,845	5,779
Series 2773 Class EG, 4.5% 4/15/19		14,395	13,835
Series 2831 Class PB, 5% 7/15/19		3,990	3,965
Series 2866 Class XE, 4% 12/15/18		4,450	4,370
Series 2996 Class MK, 5.5% 6/15/35		812	824
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		1,143	1,162
Series 2467 Class NB, 5% 7/15/17		1,610	1,615
Series 2546 Class C, 5% 12/15/17		2,679	2,675
Series 2569 Class HB, 5% 9/15/16		4,694	4,727
Series 2570 Class CU, 4.5% 7/15/17		309	306
Series 2572 Class HK, 4% 2/15/17		442	437
Series 2617 Class GW, 3.5% 6/15/16		301	301
Series 2627:
Class BG, 3.25% 6/15/17		207	200
Class KP, 2.87% 12/15/16		210	203
Series 2685 Class ND, 4% 10/15/18		1,745	1,630
Series 2773 Class TA, 4% 11/15/17		2,689	2,652
Series 2849 Class AL, 5% 5/15/18		1,465	1,472
Series 2860 Class CP, 4% 10/15/17		378	375
Series 2930 Class KT, 4.5% 2/15/20		7,833	7,288
Series 2937 Class HJ, 5% 10/15/19		1,500	1,506
Series 3266:
Class C, 5% 2/15/20		1,456	1,467
Class D, 5% 1/15/22		15,423	15,129
Series 3401 Class EB, 5% 12/15/22		1,823	1,758
Series 2564 Class BQ, 5.5% 10/15/17		2,666	2,694
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2715 Class NG, 4.5% 12/15/18		$ 2,155	$ 2,074
Series 2863 Class DB, 4% 9/15/14		243	235
Series 2975 Class NA, 5% 7/15/23		1,121	1,131
TOTAL U.S. GOVERNMENT AGENCY			189,544
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $198,892)			200,977
Commercial Mortgage Securities - 0.3%

Bruntwood Alpha PLC Series 2007-1 Class C, 6.4194% 1/15/17 (j)	GBP	700	1,106
Canary Wharf Finance II PLC Series 3MUK Class C2, 6.4338% 10/22/37 (j)	GBP	1,000	1,546
European Property Capital Series 4 Class C, 6.165% 7/20/14 (j)	GBP	297	541
German Residential Asset Note Distributor PLC Series 1 Class A, 5.024% 7/20/16 (j)	EUR	1,300	1,945
JLOC 36 LLC Reg. S:
Class A1, 1.1738% 2/16/16 (j)	JPY	74,280	693
Class B, 1.3438% 2/16/16 (j)	JPY	76,340	705
JLOC 37 LLC (Reg. S) Series X Class B1, 1.3125% 1/15/15 (j)	JPY	92,653	863
London & Regional Debt Securitisation No. 1 PLC Class A, 6.1394% 10/15/14 (j)	GBP	650	1,192
Opera Finance (CMH) PLC Class B, 5.047% 1/15/15 (j)	EUR	1,100	1,534
Opera Finance PLC 5.83% 7/31/13 (j)	GBP	983	1,891
Paris Prime Community Real Estate Series 2006-1 Class B, 5.044% 4/22/14 (g)(j)	EUR	721	1,047
Real Estate Capital Foundation Ltd. Series 3 Class A, 6.1294% 7/15/16 (j)	GBP	2,000	3,559
Rivoli Pan Europe PLC Series 2006-1 Class B 5.137% 8/3/18 (j)	EUR	650	888
Silver Maple Investment Co. Ltd. Class 2A, 4.543% 4/30/14 (j)	EUR	700	1,014
Skyline BV Series 2007-1 Class D, 5.604% 7/22/43 (j)	EUR	1,100	1,290
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,770)			19,814
Foreign Government and Government Agency Obligations - 22.6%
		Principal Amount (000s)(d)	Value (000s)
Arab Republic of Egypt 8.75% 7/18/12 (g)	EGP	18,200	$ 3,184
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		7,711	5,880
par 1.33% 12/31/38 (j)		10,190	3,465
7% 3/28/11		88,425	75,704
7% 9/12/13		51,560	38,806
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	2,004
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(l)		1,000,000	0
value recovery B rights 1/2/21 (a)(l)		750,000	0
Belgian Kingdom 5% 3/28/35	EUR	4,125	6,371
Brazilian Federative Republic:
6% 9/15/13		1,558	1,566
6% 1/17/17		2,035	2,078
8.25% 1/20/34		5,050	6,242
8.75% 2/4/25		3,340	4,225
10% 1/1/10	BRL	2,607	1,521
12.25% 3/6/30		7,410	12,597
12.5% 1/5/16	BRL	1,340	827
12.75% 1/15/20		2,410	3,826
British Columbia Province 5.7% 6/18/29	CAD	12,000	13,246
Canadian Government:
3.75% 6/1/09	CAD	73,350	72,341
4% 6/1/17	CAD	64,250	64,259
5% 6/1/37	CAD	25,000	28,315
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		1,881	1,800
warrants 11/15/20 (a)(l)		2,750	597
Colombian Republic 7.375% 9/18/37		5,225	5,643
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		4,265	3,828
Dominican Republic:
3.6713% 8/30/24 (j)		4,323	4,210
9.04% 1/23/18 (g)		8,356	8,606
9.5% 9/27/11 (Reg. S)		4,031	4,152
Ecuador Republic:
5% 2/28/25		1,580	1,134
10% 8/15/30 (Reg. S)		12,040	11,739
12% 11/15/12 (Reg. S)		2,093	2,135
French Republic:
3.75% 1/12/13	EUR	20,000	30,163
5.5% 4/25/29	EUR	910	1,521
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
French Republic: - continued
5.75% 10/25/32	EUR	7,150	$ 12,375
Gabonese Republic 8.2% 12/12/17 (g)		10,285	10,619
Georgia Republic 7.5% 4/15/13		730	719
German Federal Republic:
Inflation-Indexed Bond 2.25% 4/15/13	EUR	36,784	58,402
3.5% 4/12/13	EUR	48,600	72,783
3.75% 1/4/15	EUR	11,000	16,476
4% 4/13/12	EUR	5,650	8,695
4.25% 1/4/14	EUR	40,140	62,000
4.25% 7/4/39	EUR	6,785	9,651
5.625% 1/4/28	EUR	31,250	53,310
Ghana Republic 8.5% 10/4/17 (g)		6,575	6,591
Greek Government:
4.5% 9/20/37	EUR	7,000	9,370
4.6% 7/20/18	EUR	9,225	13,737
Indonesian Republic:
6.625% 2/17/37 (g)		3,550	2,938
6.75% 3/10/14 (g)		2,030	1,994
7.5% 1/15/16 (g)		1,815	1,820
7.75% 1/17/38 (g)		4,235	3,981
8.5% 10/12/35 (Reg. S)		2,640	2,713
Islamic Republic of Pakistan:
6.75% 2/19/09		12,055	11,693
7.125% 3/31/16 (g)		3,975	2,902
Italian Republic 4.5% 8/1/18	EUR	22,200	34,757
Japan Government:
Inflation-Indexed Bond 1.1% 12/10/16	JPY	5,416,580	51,199
0.5% 7/20/20 (j)	JPY	825,000	7,071
0.9% 12/22/08	JPY	250,000	2,358
1.1% 12/20/12	JPY	6,300,000	59,255
1.3% 9/20/12	JPY	700,000	6,649
1.5% 3/20/14	JPY	1,935,000	18,475
2.1% 9/20/27	JPY	1,000,000	9,288
2.5% 9/20/37	JPY	1,880,000	18,003
Lebanese Republic:
6.1088% 11/30/09 (g)(j)		2,180	2,136
6.1088% 11/30/09 (Reg. S) (j)		9,470	9,281
7.125% 3/5/10		1,140	1,123
7.5% 8/2/11		500	491
7.875% 5/20/11 (Reg. S)		4,500	4,466
8.625% 6/20/13 (Reg. S)		7,310	7,365
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Lebanese Republic: - continued
10.125% 8/6/08		$ 4,140	$ 4,161
Peruvian Republic 3% 3/7/27 (f)		900	704
Philippine Republic:
9.5% 2/2/30		5,355	6,520
10.625% 3/16/25		5,075	6,661
Polish Government 5.625% 6/20/18	EUR	9,225	14,504
Republic of Fiji 6.875% 9/13/11		3,310	3,012
Republic of Serbia 3.75% 11/1/24 (f)(g)		9,795	9,011
Russian Federation:
7.5% 3/31/30 (g)		3,842	4,302
7.5% 3/31/30 (Reg. S)		41,198	46,141
12.75% 6/24/28 (Reg. S)		7,325	12,932
Turkish Republic:
6.75% 4/3/18		8,735	8,124
6.875% 3/17/36		11,960	9,882
7% 9/26/16		6,190	5,927
7.25% 3/15/15		4,320	4,261
7.25% 3/5/38		6,850	5,882
7.375% 2/5/25		10,955	10,106
11.875% 1/15/30		4,450	6,252
14% 1/19/11	TRY	4,665	3,243
UK Treasury GILT:
4% 3/7/09	GBP	500	989
4.25% 3/7/36	GBP	2,330	4,277
4.5% 12/7/42	GBP	17,475	33,803
5% 3/7/18	GBP	31,750	62,533
5% 3/7/25	GBP	14,130	27,692
8% 6/7/21	GBP	7,045	17,614
Ukraine Government:
6.385% 6/26/12 (g)		2,000	1,900
6.75% 11/14/17 (g)		17,180	15,097
United Mexican States:
7.5% 4/8/33		2,845	3,282
8.3% 8/15/31		3,170	3,955
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	35,667	2,052
8% 11/18/22		6,062	6,486
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		3,260	116
3.9075% 4/20/11 (Reg. S) (j)		12,600	11,309
5.375% 8/7/10 (Reg. S)		5,440	5,149
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Venezuelan Republic: - continued
7% 3/31/38		$ 3,920	$ 2,783
8.5% 10/8/14		8,575	8,103
9% 5/7/23 (Reg. S)		3,535	3,091
9.25% 9/15/27		16,795	15,745
9.375% 1/13/34		4,855	4,406
10.75% 9/19/13		21,608	22,526
13.625% 8/15/18		9,480	11,708
Vietnamese Socialist Republic:
4% 3/12/28 (f)		1,890	1,588
6.875% 1/15/16 (g)		5,525	5,345
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,449,064)			1,449,845
Supranational Obligations - 0.1%

European Investment Bank 4.75% 10/15/17	EUR	2,200	3,398
Inter-American Development Bank 6.625% 4/17/17	PEN	5,600	1,819
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $5,185)			5,217
Common Stocks - 0.1%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(m)	113,725	0
Remy International, Inc. (a)	40,800	1,051
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit	165,925	801
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
TOTAL CONSUMER DISCRETIONARY		1,852
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)(g)	895	2
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
Delta Air Lines, Inc. (a)	593,040	$ 3,380
Northwest Airlines Corp. (a)	136,025	906
		4,286
TOTAL INDUSTRIALS		4,288
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	546,000	9
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	164
TOTAL COMMON STOCKS (Cost $16,888)		6,313
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	384
Nonconvertible Preferred Stocks - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	0
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind	5,078	6,348
TOTAL PREFERRED STOCKS (Cost $5,903)		6,732
Floating Rate Loans - 2.7%
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.1%
AM General LLC:
Tranche B, term loan 5.6463% 9/30/13 (j)		$ 3,430	$ 3,147
5.475% 9/30/12 (j)		132	121
			3,268
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 9.2669% 3/1/12 (j)		4,150	3,465
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.7021% 2/16/14 (j)		143	121
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (j)		41	35
term loan 5.125% 6/14/14 (j)		478	406
Six Flags, Inc. Tranche B, term loan 4.8733% 4/30/15 (j)		723	636
			1,198
Media - 0.4%
Advanstar, Inc. Tranche 2LN, term loan 7.8006% 11/30/14 (j)		380	266
Discovery Communications, Inc. term loan 4.8006% 5/14/14 (j)		1,040	1,019
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.975% 12/12/14 (j)		18,423	15,291
PanAmSat Corp. term loan:
9.25% 8/15/14		5,215	5,078
9.25% 6/15/16		4,515	4,368
			26,022
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 4.4219% 4/6/13 (j)		2,008	1,912
Specialty Retail - 0.1%
Claire's Stores, Inc. term loan 5.4452% 5/29/14 (j)		4,406	3,194
Michaels Stores, Inc. term loan 4.8716% 10/31/13 (j)		5,098	4,232
Sally Holdings LLC Tranche B, term loan 5.0902% 11/16/13 (j)		737	711
Toys 'R' US, Inc. term loan 5.4594% 12/9/08 (j)		1,595	1,499
			9,636
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 6.6569% 3/5/14 (j)		$ 1,650	$ 1,627
Tranche B 1LN, term loan 4.6377% 9/5/13 (j)		3,703	3,578
			5,205
TOTAL CONSUMER DISCRETIONARY			50,706
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 4.1432% 6/5/13 (j)		1,096	1,058
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 4.2266% 6/4/14 (j)		2,693	2,370
TOTAL CONSUMER STAPLES			3,428
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.6568% 1/12/14 (j)		566	556
Helix Energy Solutions Group, Inc. term loan 4.6955% 7/1/13 (j)		691	670
			1,226
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 5.9475% 12/28/10 (j)		532	495
Tranche D, term loan 5.4495% 12/28/13 (j)		1,726	1,605
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.6963% 10/31/12 (j)		540	528
term loan 4.6539% 10/31/12 (j)		951	930
Venoco, Inc. Tranche 2LN, term loan 6.6875% 5/7/14 (j)		410	398
			3,956
TOTAL ENERGY			5,182
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
FINANCIALS - 0.3%
Consumer Finance - 0.2%
DaimlerChrysler Financial Services Tranche 2LN, term loan 9.28% 8/3/13 (j)		$ 12,980	$ 8,826
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 6.0506% 4/8/12 (j)		2,258	1,829
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 5.71% 10/10/13 (j)		1,791	1,514
Tranche B, term loan 5.475% 10/10/13 (j)		6,653	5,622
			7,136
TOTAL FINANCIALS			17,791
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
6.0506% 4/26/15 (j)(n)		176	172
6.0506% 4/26/15 (j)		700	685
			857
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 4.8591% 7/25/14 (j)		5,941	5,585
Tranche DD, term loan 7/25/14 (n)		304	286
Health Management Associates, Inc. Tranche B, term loan 4.5506% 2/28/14 (j)		905	840
			6,711
TOTAL HEALTH CARE			7,568
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 5.4775% 2/21/13 (j)		85	78
Tranche 2LN, term loan 9.7275% 2/21/14 (j)		140	131
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 5.06% 9/29/13 (j)		165	160
Tranche 2LN, term loan 8.56% 3/28/14 (j)		70	68
			437
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (j)		$ 210	$ 208
term loan 4.2683% 3/28/14 (j)		349	345
ARAMARK Corp.:
Credit-Linked Deposit 4.7213% 1/26/14 (j)		126	119
term loan 4.6756% 1/26/14 (j)		1,990	1,870
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.8375% 2/7/15 (j)		650	583
			3,125
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 5.6199% 10/3/12 (j)		62	60
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 4.4847% 10/17/12 (j)		53	51
Dresser, Inc.:
Tranche 2LN, term loan 8.4688% 5/4/15 pay-in-kind (j)		4,050	3,898
Tranche B 1LN, term loan 5.215% 5/4/14 (j)		526	505
Navistar International Corp.:
term loan 6.2336% 1/19/12 (j)		2,310	2,171
Credit-Linked Deposit 6.1494% 1/19/12 (j)		840	800
			7,425
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 6.3969% 11/30/14 (j)		810	551
VWR Funding, Inc. term loan 4.9825% 6/29/14 (j)		1,440	1,318
			1,869
TOTAL INDUSTRIALS			12,916
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 4.947% 10/1/14 (j)		5,232	4,787
Tranche B-A1, term loan 4.9631% 10/1/14 (j)		1,500	1,372
Tranche B-B, term loan 4.9475% 10/1/12 (j)		6,058	5,694
			11,853
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 4.4653% 3/20/13 (j)		$ 3,591	$ 3,475
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan 4.2094% 12/1/13 (j)		11,812	10,571
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 5.0506% 6/11/14 (j)		3,892	3,600
Tranche 2LN, term loan 8.5506% 6/11/15 (j)		1,790	1,530
Open Solutions, Inc. term loan 5.145% 1/23/14 (j)		237	210
			5,340
TOTAL INFORMATION TECHNOLOGY			31,239
MATERIALS - 0.4%
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 3.9575% 4/2/13 (j)		206	195
term loan 4.1881% 4/2/14 (j)		1,123	1,058
Momentive Performance Materials, Inc. Tranche B1, term loan 4.75% 12/4/13 (j)		1,016	917
Solutia, Inc. term loan 15.5% 2/28/09 (j)		2,764	2,723
			4,893
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 4.7844% 4/3/15 (j)		4,849	4,400
Metals & Mining - 0.1%
Aleris International, Inc. term loan 4.5661% 12/19/13 (j)		2,778	2,389
Novelis Corp. term loan 4.7% 7/6/14 (j)		4,455	4,255
			6,644
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 11% 2/22/15 (j)		7,260	6,879
White Birch Paper Co. Tranche 1LN, term loan 5.56% 5/8/14 (j)		1,491	1,081
			7,960
TOTAL MATERIALS			23,897
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat Bermuda Ltd. term loan 5.2% 2/1/14 (j)		$ 1,880	$ 1,889
Paetec Communications, Inc. Tranche B, term loan 4.9825% 2/28/13 (j)		301	287
Wind Telecomunicazioni SpA:
term loan 9.9838% 12/12/11 pay-in-kind (j)		5,347	5,038
Tranche 2, term loan 11.3194% 3/21/15 (j)		2,840	2,812
Tranche B, term loan 5.01% 9/21/13 (j)		1,280	1,229
Tranche C, term loan 5.76% 9/21/14 (j)		1,280	1,229
			12,484
Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 6.3006% 6/16/13 (j)		617	607
MetroPCS Wireless, Inc. Tranche B, term loan 4.9886% 11/3/13 (j)		1,434	1,373
			1,980
TOTAL TELECOMMUNICATION SERVICES			14,464
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 4.1963% 2/1/13 (j)		4,196	3,934
4.4506% 2/1/13 (j)		2,055	1,927
			5,861
TOTAL FLOATING RATE LOANS (Cost $185,589)			173,052
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Deutsche Bank 1.407% 3/28/13 (j) (Cost $480)	JPY	59,176	502
Fixed-Income Funds - 3.0%
Shares
Fidelity Floating Rate Central Fund (k) (Cost $205,271)	2,074,859	191,406
Preferred Securities - 0.8%
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 14,500	$ 14,983
Net Servicos de Comunicacao SA 9.25% (g)		7,635	7,929
			22,912
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Pemex Project Funding Master Trust 7.75%		23,544	23,672
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (j)	EUR	1,300	1,618
MUFG Capital Finance 3 Ltd. 2.68% (j)	JPY	150,000	1,426
			3,044
TOTAL PREFERRED SECURITIES (Cost $49,150)			49,628
Other - 0.0%

Delta AirLines ALPA (a) (Cost $94)	8,380	157
Money Market Funds - 9.7%
	Shares
Fidelity Cash Central Fund, 2.38% (b) (Cost $623,268)	623,267,981	623,268
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 1.34%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,509)	$ 2,509	$ 2,509
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,521,437)		6,393,508
NET OTHER ASSETS - 0.3%		19,694
NET ASSETS - 100%		$ 6,413,202
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 8,000	$ 385
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	6,000	205
Receive semi-annually a fixed rate equal to 2.915% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2011	34,000	(823)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2010	3,400	(15)
Receive semi-annually a fixed rate equal to 5.37% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	22,000	914
Receive semi-annully a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	46,000	(1,182)
		$ 119,400	$ (516)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $492,403,000 or 7.7% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(l) Quantity represents share amount.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,153

(n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $374,000 and $354,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,509,000 due 7/01/08 at 1.34%
Banc of America Securities LLC	$ 496
Barclays Capital, Inc.	699
Goldman, Sachs & Co.	1,314
$ 2,509
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,776
Fidelity Floating Rate Central Fund	6,583
Total	$ 16,359
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 313,392	$ 35,455	$ 139,169	$ 191,406	7.0%
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,393,508	$ 819,925	$ 5,570,048	$ 3,535
Other Financial Instruments*	$ (516)	$ -	$ (516)	$ -
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 8,901
Total Realized Gain (Loss)	121
Total Unrealized Gain (Loss)	(6,136)
Cost of Purchases	-
Proceeds of Sales	(214)
Amortization/Accretion	7
Transfer in/out of Level 3	856
Ending Balance	$ 3,535

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.7%
Germany	4.6%
Canada	3.3%
United Kingdom	3.2%
Japan	2.6%
Argentina	2.4%
Venezuela	2.1%
Bermuda	1.4%
Russia	1.3%
France	1.1%
Netherlands	1.0%
Turkey	1.0%
Others (individually less than 1%)	9.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,509) - See accompanying schedule: Unaffiliated issuers (cost $5,692,898)	$ 5,578,834
Fidelity Central Funds (cost $828,539)	814,674
Total Investments (cost $6,521,437)		$ 6,393,508
Commitment to sell securities on a delayed delivery basis	(4,947)
Receivable for securities sold on a delayed delivery basis	4,912	(35)
Receivable for investments sold, regular delivery		134,159
Cash		540
Foreign currency held at value (cost $751)		751
Receivable for fund shares sold		14,195
Dividends receivable		2
Interest receivable		79,838
Distributions receivable from Fidelity Central Funds		2,035
Prepaid expenses		8
Receivable from investment adviser for expense reductions		6
Other affiliated receivables		6
Other receivables		129
Total assets		6,625,142

Liabilities
Payable for investments purchased Regular delivery	$ 157,845
Delayed delivery	28,642
Payable for fund shares redeemed	15,073
Distributions payable	3,336
Swap agreements, at value	516
Accrued management fee	3,009
Distribution fees payable	1,916
Other affiliated payables	966
Other payables and accrued expenses	637
Total liabilities		211,940

Net Assets		$ 6,413,202
Net Assets consist of:
Paid in capital		$ 6,490,926
Undistributed net investment income		15,836
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		34,816
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(128,376)
Net Assets		$ 6,413,202

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,425,269 ÷ 213,514 shares)	$ 11.36

Maximum offering price per share (100/96.00 of $11.36)	$ 11.83
Class T: Net Asset Value and redemption price per share ($1,760,738 ÷ 155,067 shares)	$ 11.35

Maximum offering price per share (100/96.00 of $11.35)	$ 11.82
Class B: Net Asset Value and offering price per share ($330,811 ÷ 29,058 shares)A	$ 11.38

Class C: Net Asset Value and offering price per share ($959,797 ÷ 84,645 shares)A	$ 11.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($936,587 ÷ 81,710 shares)	$ 11.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 2,246
Interest		169,743
Income from Fidelity Central Funds		16,359
Total income		188,348

Expenses
Management fee	$ 17,685
Transfer agent fees	4,981
Distribution fees	11,231
Accounting fees and expenses	709
Custodian fees and expenses	180
Independent trustees' compensation	14
Registration fees	235
Audit	49
Legal	10
Miscellaneous	510
Total expenses before reductions	35,604
Expense reductions	(61)	35,543
Net investment income		152,805
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,678
Fidelity Central Funds	(20,511)
Foreign currency transactions	2,023
Swap agreements	8,501
Total net realized gain (loss)		33,691
Change in net unrealized appreciation (depreciation) on: Investment securities	(144,096)
Assets and liabilities in foreign currencies	(50)
Swap agreements	(5,574)
Delayed delivery commitments	(159)
Total change in net unrealized appreciation (depreciation)		(149,879)
Net gain (loss)		(116,188)
Net increase (decrease) in net assets resulting from operations		$ 36,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 152,805	$ 281,722
Net realized gain (loss)	33,691	97,894
Change in net unrealized appreciation (depreciation)	(149,879)	(107,460)
Net increase (decrease) in net assets resulting from operations	36,617	272,156
Distributions to shareholders from net investment income	(143,549)	(276,727)
Distributions to shareholders from net realized gain	(37,399)	(64,264)
Total distributions	(180,948)	(340,991)
Share transactions - net increase (decrease)	552,995	1,390,464
Total increase (decrease) in net assets	408,664	1,321,629

Net Assets
Beginning of period	6,004,538	4,682,909
End of period (including undistributed net investment income of $15,836 and undistributed net investment income of $6,580, respectively)	$ 6,413,202	$ 6,004,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.76	$ 11.54	$ 11.93	$ 11.63	$ 10.34
Income from Investment Operations
Net investment income E	.287	.616	.600	.571	.600	.617
Net realized and unrealized gain (loss)	(.206)	(.019)	.248	(.255)	.445	1.321
Total from investment operations	.081	.597	.848	.316	1.045	1.938
Distributions from net investment income	(.271)	(.607)	(.583)	(.551)	(.575)	(.648)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.341)	(.737)	(.628)	(.706)	(.745)	(.648)
Net asset value, end of period	$ 11.36	$ 11.62	$ 11.76	$ 11.54	$ 11.93	$ 11.63
Total Return B, C, D	.70%	5.22%	7.54%	2.75%	9.31%	19.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.01%	.97%	.99%	1.00%	1.01%
Expenses net of fee waivers, if any	1.03% A	1.01%	.97%	.99%	1.00%	1.01%
Expenses net of all reductions	1.03% A	1.01%	.97%	.99%	1.00%	1.00%
Net investment income	5.02% A	5.27%	5.18%	4.92%	5.20%	5.58%
Supplemental Data
Net assets, end of period (in millions)	$ 2,425	$ 1,931	$ 954	$ 647	$ 372	$ 187
Portfolio turnover rate G	269% A	149%	81%	109%	94%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.76	$ 11.54	$ 11.92	$ 11.62	$ 10.33
Income from Investment Operations
Net investment income E	.289	.620	.594	.564	.593	.604
Net realized and unrealized gain (loss)	(.217)	(.021)	.248	(.245)	.443	1.322
Total from investment operations	.072	.599	.842	.319	1.036	1.926
Distributions from net investment income	(.272)	(.609)	(.577)	(.544)	(.566)	(.636)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.342)	(.739)	(.622)	(.699)	(.736)	(.636)
Net asset value, end of period	$ 11.35	$ 11.62	$ 11.76	$ 11.54	$ 11.92	$ 11.62
Total Return B, C, D	.62%	5.24%	7.49%	2.77%	9.23%	19.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	.99%	1.02%	1.05%	1.07%	1.11%
Expenses net of fee waivers, if any	1.02% A	.99%	1.02%	1.05%	1.07%	1.11%
Expenses net of all reductions	1.02% A	.99%	1.02%	1.05%	1.07%	1.11%
Net investment income	5.04% A	5.29%	5.13%	4.86%	5.13%	5.47%
Supplemental Data
Net assets, end of period (in millions)	$ 1,761	$ 1,983	$ 2,049	$ 1,427	$ 808	$ 515
Portfolio turnover rate G	269% A	149%	81%	109%	94%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.79	$ 11.57	$ 11.95	$ 11.65	$ 10.35
Income from Investment Operations
Net investment income E	.247	.533	.511	.486	.513	.533
Net realized and unrealized gain (loss)	(.217)	(.022)	.247	(.249)	.441	1.330
Total from investment operations	.030	.511	.758	.237	.954	1.863
Distributions from net investment income	(.230)	(.521)	(.493)	(.462)	(.484)	(.563)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.300)	(.651)	(.538)	(.617)	(.654)	(.563)
Net asset value, end of period	$ 11.38	$ 11.65	$ 11.79	$ 11.57	$ 11.95	$ 11.65
Total Return B, C, D	.25%	4.44%	6.70%	2.06%	8.45%	18.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.74%	1.76%	1.78%	1.78%	1.77%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.75%	1.75%	1.78%	1.77%
Expenses net of all reductions	1.75% A	1.74%	1.75%	1.75%	1.78%	1.77%
Net investment income	4.30% A	4.54%	4.40%	4.16%	4.42%	4.81%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 335	$ 342	$ 342	$ 319	$ 287
Portfolio turnover rate G	269% A	149%	81%	109%	94%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 11.74	$ 11.53	$ 11.91	$ 11.61	$ 10.32
Income from Investment Operations
Net investment income E	.243	.526	.503	.475	.505	.525
Net realized and unrealized gain (loss)	(.206)	(.020)	.238	(.246)	.444	1.320
Total from investment operations	.037	.506	.741	.229	.949	1.845
Distributions from net investment income	(.227)	(.516)	(.486)	(.454)	(.479)	(.555)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.297)	(.646)	(.531)	(.609)	(.649)	(.555)
Net asset value, end of period	$ 11.34	$ 11.60	$ 11.74	$ 11.53	$ 11.91	$ 11.61
Total Return B, C, D	.32%	4.42%	6.57%	1.99%	8.43%	18.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.78%	1.81%	1.82%	1.82%	1.84%
Expenses net of fee waivers, if any	1.80% A	1.78%	1.81%	1.82%	1.82%	1.84%
Expenses net of all reductions	1.80% A	1.78%	1.81%	1.82%	1.82%	1.84%
Net investment income	4.25% A	4.50%	4.34%	4.09%	4.37%	4.74%
Supplemental Data
Net assets, end of period (in millions)	$ 960	$ 866	$ 683	$ 540	$ 405	$ 277
Portfolio turnover rate G	269% A	149%	81%	109%	94%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 11.86	$ 11.63	$ 12.02	$ 11.71	$ 10.40
Income from Investment Operations
Net investment income D	.304	.652	.627	.599	.627	.635
Net realized and unrealized gain (loss)	(.209)	(.027)	.252	(.262)	.449	1.338
Total from investment operations	.095	.625	.879	.337	1.076	1.973
Distributions from net investment income	(.285)	(.635)	(.604)	(.572)	(.596)	(.663)
Distributions from net realized gain	(.070)	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.355)	(.765)	(.649)	(.727)	(.766)	(.663)
Net asset value, end of period	$ 11.46	$ 11.72	$ 11.86	$ 11.63	$ 12.02	$ 11.71
Total Return B, C	.81%	5.42%	7.76%	2.91%	9.53%	19.44%
Ratios to Average Net Assets E,G
Expenses before reductions	.79% A	.77%	.79%	.81%	.81%	.87%
Expenses net of fee waivers, if any	.79% A	.77%	.79%	.81%	.81%	.87%
Expenses net of all reductions	.79% A	.76%	.79%	.80%	.81%	.87%
Net investment income	5.26% A	5.52%	5.36%	5.10%	5.38%	5.71%
Supplemental Data
Net assets, end of period (in millions)	$ 937	$ 889	$ 655	$ 520	$ 424	$ 291
Portfolio turnover rate F	269% A	149%	81%	109%	94%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at
advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-
dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 98,534
Unrealized depreciation	(217,346)
Net unrealized appreciation (depreciation)	$ (118,812)
Cost for federal income tax purposes	$ 6,512,320

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $5,063,489 and $4,772,276, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,770	$ 167
Class T	0%	.25%	2,325	-
Class B	.65%	.25%	1,516	1,100
Class C	.75%	.25%	4,620	1,166
			$ 11,231	$ 2,433

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 255
Class T	76
Class B*	261
Class C*	90
$ 682

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 1,710.16
Class T	1,315.14
Class B	400.24
Class C	797.17
Institutional Class	759.17
	$ 4,981

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class B	1.75%	$ 28

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 9
Institutional Class	2
$ 11

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Semiannual Report

10. Other - continued

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund one hundred and eighty-seven dollars, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Class A	$ 52,033	$ 69,443
Class T	43,983	114,586
Class B	6,706	14,875
Class C	18,205	34,291
Institutional Class	22,622	43,532
Total	$ 143,549	$ 276,727
From net realized gain
Class A	$ 12,777	$ 19,657
Class T	11,501	22,248
Class B	2,042	3,708
Class C	5,537	9,265
Institutional Class	5,542	9,386
Total	$ 37,399	$ 64,264

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class A
Shares sold	65,579	105,260	$ 756,468	$ 1,231,222
Reinvestment of distributions	5,119	6,633	58,835	77,535

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Shares redeemed	(23,360)	(26,839)	(269,220)	(314,378)
Net increase (decrease)	47,338	85,054	$ 546,083	$ 994,379
Class T
Shares sold	14,802	61,556	$ 170,661	$ 723,556
Reinvestment of distributions	4,536	11,119	52,148	130,043
Shares redeemed	(34,943)	(76,260)	(402,984)	(891,357)
Net increase (decrease)	(15,605)	(3,585)	$ (180,175)	$ (37,758)
Class B
Shares sold	3,644	5,950	$ 42,131	$ 69,926
Reinvestment of distributions	582	1,194	6,706	13,990
Shares redeemed	(3,918)	(7,422)	(45,246)	(87,195)
Net increase (decrease)	308	(278)	$ 3,591	$ (3,279)
Class C
Shares sold	16,767	26,139	$ 193,015	$ 306,154
Reinvestment of distributions	1,529	2,725	17,540	31,803
Shares redeemed	(8,305)	(12,340)	(95,491)	(144,301)
Net increase (decrease)	9,991	16,524	$ 115,064	$ 193,656
Institutional Class
Shares sold	17,638	37,630	$ 205,362	$ 445,192
Reinvestment of distributions	1,772	3,340	20,551	39,395
Shares redeemed	(13,543)	(20,371)	(157,481)	(241,121)
Net increase (decrease)	5,867	20,599	$ 68,432	$ 243,466

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Semiannual Report

Fidelity Advisor Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the second quartile for all periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expenses of each of Class A, Class T, Class B, and Institutional Class ranked below its competitive median for 2007, and the total expenses of Class C ranked equal to its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

SII-USAN-0808
1.787776.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2008